UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.; 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06155

Exact name of registrant as specified in charter:	AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

Address or principal executive offices:	2450 South Shore Blvd., Suite 400, League City, TX;77573

Name and address of agent for service:	Securities Management and Research, Inc.
	P.O. Box 58969, Houston, TX;77258-8969

Registrant's telephone number, including area code:	1-800-231-4639

Date of fiscal year end:	12/31

Date of reporting period:	3/31/2008

Item 1.;Schedule of Investments

AMERICAN NATIONAL GROWTH PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	March 31, 2008			;	;(Unaudited);

GROWTH PORTFOLIO

COMMON STOCK			;Shares;		;Value;

CONSUMER DISCRETIONARY --;
HOTELS, RESTAURANTS & LEISURE --	0.51%
Starwood Hotels & Resorts			;;;;;;;;;;;;;;;; 1,775		;$;;;;;;;91,856

HOUSEHOLD DURABLES --	1.16%
Newell Rubbermaid Inc.			;;;;;;;;;;;;;;;; 3,000		;;;;;;;;; 68,610
Stanley Works (The)			;;;;;;;;;;;;;;;; 3,000		;;;;;;;; 142,860
					;;;;;;;; 211,470
MEDIA --	1.30%
Walt Disney Co. (The);			;;;;;;;;;;;;;;;; 7,500		;;;;;;;; 235,350

MULTILINE RETAIL --	1.82%
Citi Trends Inc. *			;;;;;;;;;;;;;;;; 3,000		;;;;;;;;; 55,350
J.C. Penney Co., Inc.;			;;;;;;;;;;;;;;;; 2,500		;;;;;;;;; 94,275
Target Corp.			;;;;;;;;;;;;;;;; 3,579		;;;;;;;; 181,384
					;;;;;;;; 331,009
SPECIALTY RETAIL --	2.76%
Bed Bath & Beyond Inc. *			;;;;;;;;;;;;;;;; 2,000		;;;;;;;;; 59,000
Best Buy Co., Inc.;			;;;;;;;;;;;;;;;; 5,002		;;;;;;;; 207,383
Home Depot, Inc. (The)			;;;;;;;;;;;;;;;; 3,670		;;;;;;;; 102,650
Limited Brands, Inc.			;;;;;;;;;;;;;;;; 3,500		;;;;;;;;; 59,850
Lowe's Companies, Inc.			;;;;;;;;;;;;;;;; 3,116		;;;;;;;;; 71,481
					;;;;;;;; 500,364

		TOTAL CONSUMER DISCRETIONARY --	7.55%		;;;;; 1,370,049

CONSUMER STAPLES --;
BEVERAGES --	3.39%
Coca-Cola Co. (The)			;;;;;;;;;;;;;;;; 4,782		;;;;;;;; 291,080
PepsiCo, Inc.			;;;;;;;;;;;;;;;; 4,500		;;;;;;;; 324,900
					;;;;;;;; 615,980
FOOD & STAPLES RETAILING --	0.85%
SUPERVALU INC.			;;;;;;;;;;;;;;;; 1,600		;;;;;;;;; 47,968
Wal-Mart Stores, Inc.			;;;;;;;;;;;;;;;; 2,000		;;;;;;;; 105,360
					;;;;;;;; 153,328
HOUSEHOLD PRODUCTS --	1.93%
Proctor & Gamble Co. (The)			;;;;;;;;;;;;;;;; 5,000		350,350

		TOTAL CONSUMER STAPLES; --	6.17%		;;;;; 1,119,658

ENERGY --;
ENERGY EQUIPMENT & SERVICES --	3.80%
Baker Hughes Inc.			;;;;;;;;;;;;;;;; 2,700		;;;;;;;; 184,950
Schlumberger Ltd.			;;;;;;;;;;;;;;;; 2,000		;;;;;;;; 191,400
Transocean Inc.;			;;;;;;;;;;;;;;;; 1,329		;;;;;;;; 179,681
Weatherford International Ltd. *;			;;;;;;;;;;;;;;;; 1,850		;;;;;;;; 134,070
					;;;;;;;; 690,101
OIL, GAS & CONSUMABLE FUELS --	9.11%
Anadarko Petroleum Corp.			;;;;;;;;;;;;;;;; 1,000		;;;;;;;;; 63,030
BP PLC ADR			;;;;;;;;;;;;;;;; 2,400		;;;;;;;; 145,560
Chevron Corp.			;;;;;;;;;;;;;;;; 3,000		;;;;;;;; 256,080
Exxon Mobil Corp.			;;;;;;;;;;;;;;;; 8,750		;;;;;;;; 740,075
Noble Corp.			;;;;;;;;;;;;;;;; 3,800		;;;;;;;; 188,746
Royal Dutch Shell PLC ADR;			;;;;;;;;;;;;;;;; 3,780		;;;;;;;; 260,744
					;;;;;1,654,235

		TOTAL ENERGY --	12.91%		;;;;; 2,344,336

EXCHANGE TRADED FUNDS --	9.67%
PowerShares QQQ Trust Series 1			;;;;;;;;;;;;;; 22,450		;;;;;;;; 981,514
SPDR Trust Series 1			;;;;;;;;;;;;;;;; 5,875		;;;;;;;; 773,738
					;;;;;1,755,252

		TOTAL EXCHANGE TRADED FUNDS --	9.67%		;;;;; 1,755,252

FINANCIALS --;
COMMERCIAL BANKS --	5.14%
Bank of America Corp.			;;;;;;;;;;;;;;;; 3,000		;;;;;;;; 113,730
PNC Financial Services Group, Inc.			;;;;;;;;;;;;;;;; 5,000		;;;;;;;; 327,850
U.S. Bancorp			;;;;;;;;;;;;;;;; 6,000		;;;;;;;; 194,160
Wachovia Corp.			;;;;;;;;;;;;;;;; 6,948		;;;;;;;; 187,596
Washington Mutual, Inc.			;;;;;;;;;;;;;;;; 2,113		;;;;;;;;; 21,764
Wells Fargo & Co.			;;;;;;;;;;;;;;;; 3,000		;;;;;;;;; 87,300
					;;;;;;;;932,400
DIVERSIFIED FINANCIAL SERVICES --	4.88%
American Express Co.			;;;;;;;;;;;;;;;; 1,000		;;;;;;;;; 43,720
Bear Stearns Companies Inc. (The)			;;;;;;;;;;;;;;;;;; 800		;;;;;;;;;;; 8,392
Charles Schwab Corp. (The)			;;;;;;;;;;;;;;;; 4,900		;;;;;;;;; 92,267
Citigroup Inc.			;;;;;;;;;;;;;;;; 7,075		;;;;;;;; 151,546
Discover Financial Services;			;;;;;;;;;;;;;;;; 1,500		;;;;;;;;; 24,555
Federal Home Loan Mortgage Corp. Gtd. Mtg. Cert.			;;;;;;;;;;;;;;;; 1,900		;;;;;;;;; 48,108
Goldman Sachs Group, Inc. (The)			;;;;;;;;;;;;;;;;;; 778		;;;;;;;; 128,673
JPMorgan Chase & Co.			;;;;;;;;;;;;;;;; 2,399		;;;;;;;; 103,037
Merrill Lynch & Co., Inc.			;;;;;;;;;;;;;;;;;; 700		;;;;;;;;; 28,518
Morgan Stanley			;;;;;;;;;;;;;;;; 3,000		;;;;;;;; 137,100
National Financial Partners Corp.			;;;;;;;;;;;;;;;; 1,075		;;;;;;;;; 24,155
Principal Financial Group, Inc.;			;;;;;;;;;;;;;;;; 1,725		;;;;;;;;; 96,117
					;;;;;;;; 886,188

INSURANCE --	5.03%
American International Group, Inc.			;;;;;;;;;;;;;;;; 4,911		;;;;;;;; 212,401
Aspen Insurance Holdings Ltd.			;;;;;;;;;;;;;;;; 3,775		;;;;;;;;; 99,585
Brown & Brown, Inc.			;;;;;;;;;;;;;;;; 3,558		;;;;;;;;; 61,838
Hartford Financial Services Group, Inc. (The)			;;;;;;;;;;;;;;;; 2,300		;;;;;;;; 174,271
Prudential Financial, Inc.;			;;;;;;;;;;;;;;;; 3,500		;;;;;;;; 273,875
RenaissanceRe Holdings Ltd.			;;;;;;;;;;;;;;;; 1,775		;;;;;;;;; 92,140
					;;;;;;;;914,110

		TOTAL FINANCIALS --	15.05%		;;;;; 2,732,698

HEALTH CARE --;
BIOTECHNOLOGY --	3.99%
Amgen Inc. *			;;;;;;;;;;;;;;;; 1,250		;;;;;;;;; 52,225
Celgene Corp. *			;;;;;;;;;;;;;;;; 2,500		;;;;;;;; 153,225
Genzyme Corp. *;			;;;;;;;;;;;;;;;; 2,000		;;;;;;;; 149,080
Gilead Sciences, Inc. *;			;;;;;;;;;;;;;;;; 4,000		;;;;;;;; 206,120
Given Imaging Ltd. *			;;;;;;;;;;;;;;;; 8,000		;;;;;;;; 135,040
PDL BioPharma Inc. *			;;;;;;;;;;;;;;;; 2,700		;;;;;;;;; 28,593
					;;;;;;;; 724,283
HEALTH CARE PROVIDERS & SERVICES --	0.89%
DaVita, Inc. *			;;;;;;;;;;;;;;;;;; 850		;;;;;;;;; 40,596
STMicroelectronics NV			;;;;;;;;;;;;;;;; 5,600		;;;;;;;;; 59,696
UnitedHealth Group Inc.			;;;;;;;;;;;;;;;; 1,800		;;;;;;;;; 61,848
					;;;;;;;; 162,140
HEALTH EQUIPMENT & SUPPLIES --	2.07%
Advanced Medical Optics, Inc. *			;;;;;;;;;;;;;;;;;; 925		;;;;;;;;; 18,777
Covidien Ltd.			;;;;;;;;;;;;;;;;;; 775		;;;;;;;;; 34,294
Hologic, Inc. *;			;;;;;;;;;;;;;;;; 1,700		;;;;;;;;; 94,520
Medtronic, Inc.			;;;;;;;;;;;;;;;; 3,359		;;;;;;;; 162,475
Varian Medical Systems, Inc. *			;;;;;;;;;;;;;;;; 1,400		;;;;;;;;; 65,576
					;;;;;;;; 375,642
PHARMACEUTICALS --	4.89%
Abbott Laboratories			;;;;;;;;;;;;;;;; 2,200		;;;;;;;; 121,330
Allergan, Inc.;			;;;;;;;;;;;;;;;; 1,000		;;;;;;;;; 56,390
Eli Lilly & Co.			;;;;;;;;;;;;;;;; 6,800		;;;;;;;; 350,812
Endo Pharmaceuticals Holdings Inc. *			;;;;;;;;;;;;;;;; 2,100		;;;;;;;;; 50,274
Merck & Co. Inc.			;;;;;;;;;;;;;;;; 6,003		;;;;;;;; 227,814
Wyeth			;;;;;;;;;;;;;;;; 1,950		;;;;;;;;; 81,432
					;;;;;;;;888,052

		TOTAL HEALTH CARE --	11.84%		;;;;; 2,150,117

INDUSTRIALS --;
AEROSPACE & DEFENSE --	4.70%
Boeing Co. (The)			;;;;;;;;;;;;;;;; 2,637		;;;;;;;; 196,114
Goodrich Corp.			;;;;;;;;;;;;;;;; 3,481		;;;;;;;; 200,192
Honeywell International Inc.			;;;;;;;;;;;;;;;; 2,128		;;;;;;;; 120,062
Rockwell Collins, Inc.			;;;;;;;;;;;;;;;; 3,500		;;;;;;;; 200,025
United Technologies Corp.			;;;;;;;;;;;;;;;; 2,000		;;;;;;;; 137,640
					;;;;;;;; 854,033
AIR FREIGHT & LOGISTICS --	1.49%
FedEx Corp.			;;;;;;;;;;;;;;;;;; 800		;;;;;;;;; 74,136
United Parcel Service, Inc. (Class B)			;;;;;;;;;;;;;;;; 2,700		;;;;;;;; 197,154
					;;;;;;;; 271,290
CONSTRUCTION & ENGINEERING --	0.57%
Cemex SAB de CV ADR;			;;;;;;;;;;;;;;;; 4,000		;;;;;;;; 104,480

ELECTRICAL EQUIPMENT --	0.15%
Tyco Electronics Ltd.			;;;;;;;;;;;;;;;;;; 775		;;;;;;;;; 26,598

INDUSTRIAL CONGLOMERATES --	2.39%
3M Co.			;;;;;;;;;;;;;;;; 1,300		;;;;;;;; 102,895
General Electric Co.			;;;;;;;;;;;;;;;; 8,000		;;;;;;;; 296,080
Tyco International Ltd.			;;;;;;;;;;;;;;;;;; 775		;;;;;;;;; 34,139
					;;;;;;;; 433,114
MACHINERY --	1.54%
Barnes Group Inc.			;;;;;;;;;;;;;;;; 1,800		41,310
Caterpillar Inc.			;;;;;;;;;;;;;;;; 1,100		;;;;;;;;; 86,119
Danaher Corp.			;;;;;;;;;;;;;;;; 2,000		;;;;;;;; 152,060
					;;;;;;;;279,489

		TOTAL INDUSTRIALS --	10.84%		;;;;; 1,969,004

INFORMATION TECHNOLOGY --;
COMMUNICATIONS EQUIPMENT --	4.51%
Arris Group Inc. *			;;;;;;;;;;;;;;;; 4,250		;;;;;;;;; 24,735
Cisco Systems, Inc. *;			;;;;;;;;;;;;;; 12,900		;;;;;;;; 310,761
Harris Corp.			;;;;;;;;;;;;;;;; 2,400		;;;;;;;; 116,472
Motorola, Inc.			;;;;;;;;;;;;;;;; 9,337		;;;;;;;;; 86,834
Nokia Oyj ADR			;;;;;;;;;;;;;;;; 5,557		;;;;;;;; 176,879
QUALCOMM Inc.			;;;;;;;;;;;;;;;; 2,500		;;;;;;;; 102,500
					;;;;;;;; 818,181
COMPUTER & PERIPHERALS --	2.45%
EMC Corp.			;;;;;;;;;;;;;;;; 4,626		;;;;;;;;; 66,337
Hewlett-Packard Co.			;;;;;;;;;;;;;;;; 5,787		;;;;;;;; 264,234
International Business Machines Corp.			;;;;;;;;;;;;;;;; 1,000		;;;;;;;; 115,140
					;;;;;;;; 445,711
ELECTRONIC EQUIPMENT & INSTRUMENTS --	0.21%
Agilent Technologies, Inc. *			;;;;;;;;;;;;;;;; 1,265		;;;;;;;;; 37,735

INTERNET SOFTWARE & SERVICES --	0.26%
Akamai Technologies, Inc. *			;;;;;;;;;;;;;;;; 1,650		;;;;;;;;; 46,464

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --	2.60%
Analog Devices, Inc.			;;;;;;;;;;;;;;;; 2,154		;;;;;;;;; 63,586
Intel Corp.			;;;;;;;;;;;;;; 10,000		;;;;;;;; 211,800
KLA-Tencor Corp.;			;;;;;;;;;;;;;;;; 1,743		;;;;;;;;; 64,665
Linear Technology Corp.			;;;;;;;;;;;;;;;; 2,222		;;;;;;;;; 68,193
Marvell Technology Group Ltd. *			;;;;;;;;;;;;;;;; 2,650		;;;;;;;;; 28,832
Maxim Integrated Products, Inc.			;;;;;;;;;;;;;;;; 1,743		;;;;;;;;; 35,540
					;;;;;;;; 472,616
SOFTWARE --	3.35%
Electronic Arts Inc. *			;;;;;;;;;;;;;;;; 1,700		;;;;;;;;; 84,864
Intuit Inc. *;			;;;;;;;;;;;;;;;; 3,490		;;;;;;;;; 94,265
Microsoft Corp.			;;;;;;;;;;;;;;;; 8,375		;;;;;;;; 237,683
Oracle Corp. *			;;;;;;;;;;;;;;;; 9,789		;;;;;;;; 191,473
					;;;;;;;;608,285

		TOTAL INFORMATION TECHNOLOGY --	13.38%		;;;;; 2,428,992

MATERIALS --;
CHEMICALS --	1.50%
Dow Chemical Co. (The)			;;;;;;;;;;;;;;;; 1,400		;;;;;;;;; 51,590
PPG Industries, Inc.			;;;;;;;;;;;;;;;; 3,622		;;;;;;;; 219,167
Tronox Inc. (Class B)			;;;;;;;;;;;;;;;;;; 437		;;;;;;;;;;; 1,704
					;;;;;;;; 272,461
CONTAINERS & PACKAGING --	0.56%
Sealed Air Corp.			;;;;;;;;;;;;;;;; 4,000		;;;;;;;; 101,000

		TOTAL MATERIALS --	2.06%		;;;;;;;; 373,461

TELECOMMUNICATION SERVICES --;
DIVERSIFIED TELECOMMUNICATION SERVICES --	2.42%
AT&T Inc.			;;;;;;;;;;;;;;;; 5,500		;;;;;;;; 210,650
Sprint Nextel Corp.			;;;;;;;;;;;;;;;; 6,533		;;;;;;;;; 43,706
Verizon Communications Inc.			;;;;;;;;;;;;;;;; 5,056		;;;;;;;; 184,291
					;;;;;;;;438,647

		TOTAL TELECOMMUNICATION SERVICES --	2.42%		;;;;;;;; 438,647

UTILITIES --;
ELECTRIC UTILITIES --	1.61%
Ameren Corp.			;;;;;;;;;;;;;;;; 1,778		;;;;;;;;; 78,303
Dominion Resources, Inc. / VA			;;;;;;;;;;;;;;;; 1,500		;;;;;;;;; 61,260
Exelon Corp.			;;;;;;;;;;;;;;;; 1,334		;;;;;;;; 108,414
Wisconsin Energy Corp.;			;;;;;;;;;;;;;;;; 1,000		;;;;;;;;; 43,990
					;;;;;;;; 291,967
GAS UTILITIES --	1.16%
El Paso Corp.			;;;;;;;;;;;;;;;; 9,481		;;;;;;;; 157,764
Sempra Energy			;;;;;;;;;;;;;;;; 1,000		;;;;;;;;; 53,280
					;;;;;;;;211,044

		TOTAL UTILITIES --	2.77%		;;;;;;;; 503,011

		;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;; TOTAL COMMON STOCK --	94.66%
			;(Cost $16,238,374);		;;; 17,185,225

COMMERCIAL PAPER			;Face;
			;Amount;
CONSUMER DISCRETIONARY --;
AUTOMOBILES --	0.60%
Dollar Thrifty Funding, 3.00%, 04/01/08			;$;;;;;;;;;110,000		;;;;;;;; 110,000

		TOTAL CONSUMER DISCRETIONARY --	0.60%		;;;;;;;; 110,000

CONSUMER STAPLES --;
FOOD PRODUCTS --	1.97%
Kraft Foods Inc., 3.06%, 04/03/08			;;;;;;;;;;;; 357,000		;;;;;;;; 356,939

		TOTAL CONSUMER STAPLES --	1.97%		;;;;;;;; 356,939
UTILITIES --
ELECTRIC UTILITIES --	2.77%
Hawaiian Electric Co., 3.25%, 04/02/08			;;;;;;;;;;;; 503,000		;;;;;;;; 502,955

		TOTAL UTILITIES --	2.77%		;;;;;;;; 502,955

		TOTAL COMMERCIAL PAPER --	5.34%
			;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;(Cost $969,894);		;;;;;;;; 969,894

		TOTAL INVESTMENTS --	100.00%
			;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;(Cost $17,208,268);		;;; 18,155,119

		LIABILITIES IN EXCESS OF OTHER ASSETS --	0.00%		;;;;;;;;;;;;; (610)
					;
		NET ASSETS --	100.00%		;$ 18,154,509

* - Non-income producing security

ABBREVIATIONS
ADR -;American Depositary Receipt
SPDR - Standard & Poor's Depositary Receipt

See notes to quarterly schedule of portfolio holdings.;

AMERICAN NATIONAL EQUITY INCOME PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	March 31, 2008			;	;(Unaudited);

EQUITY INCOME PORTFOLIO

COMMON STOCK			;Shares;		;Value;

CONSUMER DISCRETIONARY --;
HOTELS, RESTAURANTS & LEISURE --	1.57%
McDonald's Corp.			;;;;;;;;;;;;;;;; 3,100		;$;;;;;172,887
Starwood Hotels & Resorts Worldwide, Inc.			;;;;;;;;;;;;;;;; 3,000		;;;;;;;; 155,250
					;;;;;;;; 328,137
HOUSEHOLD DURABLES --	1.79%
Newell Rubbermaid Inc.			;;;;;;;;;;;;;;;; 3,969		;;;;;;;;; 90,771
Stanley Works (The)			;;;;;;;;;;;;;;;; 3,531		;;;;;;;; 168,146
Tupperware Brands Corp.			;;;;;;;;;;;;;;;; 3,000		;;;;;;;; 116,040
					;;;;;;;; 374,957
LEISURE EQUIPMENT & PRODUCTS --	0.23%
Eastman Kodak Company			;;;;;;;;;;;;;;;; 2,700		;;;;;;;;; 47,709

MEDIA --	0.40%
CBS Corp. (Class B)			;;;;;;;;;;;;;;;; 3,800		;;;;;;;;; 83,904

MULTILINE RETAIL --	0.35%
J.C. Penney Co., Inc.;			;;;;;;;;;;;;;;;; 1,925		;;;;;;;;; 72,592

SPECIALTY RETAIL --	1.02%
Limited Brands, Inc.			;;;;;;;;;;;;;;;; 7,057		;;;;;;;; 120,675
TJX Companies, Inc. (The)			;;;;;;;;;;;;;;;; 2,725		;;;;;;;;; 90,116
TravelCenters of America LLC *			;;;;;;;;;;;;;;;;;; 250		;;;;;;;;;;; 1,525
					;;;;;;;;212,316

		TOTAL CONSUMER DISCRETIONARY --	5.36%		;;;;; 1,119,615

CONSUMER STAPLES --;
BEVERAGES --	2.17%
Coca-Cola Co. (The)			;;;;;;;;;;;;;;;; 3,900		;;;;;;;; 237,393
PepsiCo, Inc.			;;;;;;;;;;;;;;;; 3,000		;;;;;;;; 216,600
					;;;;;;;; 453,993
FOOD PRODUCTS --	3.36%
Bunge Limited			;;;;;;;;;;;;;;;; 1,000		;;;;;;;;; 86,880
ConAgra Foods, Inc.			;;;;;;;;;;;;;;;; 8,000		;;;;;;;; 191,600
H.J. Heinz Co.;			;;;;;;;;;;;;;;;; 3,641		;;;;;;;; 171,018
Kraft Foods Inc. (Class A)			;;;;;;;;;;;;;;;;;; 692		;;;;;;;;; 21,459
McCormick & Co., Inc. (a)			;;;;;;;;;;;;;;;; 3,420		;;;;;;;; 126,437
Sensient Technologies Corp.			;;;;;;;;;;;;;;;; 3,533		;;;;;;;; 104,188
					;;;;;;;; 701,582
FOOD & STAPLES RETAILING --	1.80%
SUPERVALU INC.			;;;;;;;;;;;;;;;; 3,800		;;;;;;;; 113,924
Wal-Mart Stores, Inc.			;;;;;;;;;;;;;;;; 5,000		;;;;;;;; 263,400
					;;;;;;;; 377,324
HOUSEHOLD PRODUCTS --	1.79%
Kimberly-Clark Corp.			;;;;;;;;;;;;;;;; 2,537		;;;;;;;; 163,763
Procter & Gamble Co. (The)			;;;;;;;;;;;;;;;; 3,001		;;;;;;;; 210,280
					;;;;;;;; 374,043
PERSONAL PRODUCTS --	1.66%
Alberto-Culver Co.			;;;;;;;;;;;;;;;; 2,200		;;;;;;;;; 60,302
Avon Products, Inc.			;;;;;;;;;;;;;;;; 3,725		;;;;;;;; 147,286
Colgate-Palmolive Co.			;;;;;;;;;;;;;;;; 1,800		;;;;;;;; 140,238
					;;;;;;;; 347,826
TOBACCO --	0.83%
Altria Group, Inc.			;;;;;;;;;;;;;;;; 1,000		;;;;;;;;; 22,200
Reynolds American Inc.			;;;;;;;;;;;;;;;; 1,700		;;;;;;;; 100,351
Philip Morris International Inc. *			;;;;;;;;;;;;;;;; 1,000		;;;;;;;;; 50,580
					;;;;;;;;173,131

		TOTAL CONSUMER STAPLES; --	11.61%		;;;;; 2,427,899

ENERGY --;
ENERGY EQUIPMENT & SERVICES --	3.09%
Boardwalk Pipeline Partners, LP			;;;;;;;;;;;;;;;; 4,000		;;;;;;;;; 98,440
Schlumberger Ltd.			;;;;;;;;;;;;;;;; 3,300		;;;;;;;; 287,100
Weatherford International Ltd. *			;;;;;;;;;;;;;;;; 3,600		;;;;;;;; 260,892
					;;;;;;;; 646,432
OIL, GAS & CONSUMABLE FUELS --	12.20%
Anadarko Petroleum Corp.			;;;;;;;;;;;;;;;; 5,000		;;;;;;;; 315,150
BP PLC ADR			;;;;;;;;;;;;;;;; 3,310		;;;;;;;; 200,752
Chevron Corp.			;;;;;;;;;;;;;;;; 7,003		;;;;;;;; 597,776
Enterprise Products Partners L.P.			;;;;;;;;;;;;;;;; 2,096		;;;;;;;;; 62,251
Exxon Mobil Corp.			;;;;;;;;;;;;;;;; 9,000		;;;;;;;; 761,220
Natural Resource Partners L.P.;			;;;;;;;;;;;;;;;; 6,000		;;;;;;;; 170,100
Plains All American Pipeline, L.P.			;;;;;;;;;;;;;;;; 2,400		;;;;;;;; 114,096
Royal Dutch Shell PLC ADR;			;;;;;;;;;;;;;;;; 3,419		;;;;;;;; 235,843
Spectra Energy Corp.			;;;;;;;;;;;;;;;; 4,050		;;;;;;;;; 92,137
					;;;;;2,549,325

		TOTAL ENERGY --	15.29%		;;;;; 3,195,757

FINANCIALS --;
COMMERCIAL BANKS --	8.96%
Bank of America Corp.			;;;;;;;;;;;;;;;; 9,928		;;;;;;;; 376,370
Comerica Inc.			;;;;;;;;;;;;;;;; 4,000		;;;;;;;; 140,320
Fifth Third Bancorp			;;;;;;;;;;;;;;;; 5,800		;;;;;;;; 121,336
KeyCorp			;;;;;;;;;;;;;;;; 3,311		;;;;;;;;; 72,676
National City Corp.;			;;;;;;;;;;;;;;;; 6,500		;;;;;;;;; 64,675
PNC Financial Services Group, Inc.			;;;;;;;;;;;;;;;; 3,900		;;;;;;;; 255,723
Regions Financial Corp.			;;;;;;;;;;;;;;;; 3,433		;;;;;;;;; 67,802
TrustCo Bank Corp. NY;			;;;;;;;;;;;;;; 18,200		;;;;;;;; 161,798
U.S. Bancorp			;;;;;;;;;;;;;; 10,000		;;;;;;;; 323,600
Washington Mutual, Inc.			;;;;;;;;;;;;;;;; 2,648		;;;;;;;;; 27,274
Wells Fargo & Co.			;;;;;;;;;;;;;;;; 9,000		;;;;;;;; 261,900
					;;;;; 1,873,474
DIVERSIFIED FINANCIAL SERVICES --	6.84%
Allied Capital Corp.			;;;;;;;;;;;;;;;; 4,085		;;;;;;;;; 75,287
Charles Schwab Corp. (The)			;;;;;;;;;;;;;;;; 6,425		;;;;;;;; 120,983
Citigroup Inc.			;;;;;;;;;;;;;; 12,000		;;;;;;;; 257,040
Colonial Properties Trust;			;;;;;;;;;;;;;;;; 1,700		;;;;;;;;; 40,885
Federal Home Loan Mortgage Corp. Gtd. Mtg. Cert.			;;;;;;;;;;;;;;;; 2,250		;;;;;;;;; 56,970
JPMorgan Chase & Co.			;;;;;;;;;;;;;;;; 6,500		;;;;;;;; 279,175
New York Community Bancorp, Inc.			;;;;;;;;;;;;;;;; 7,000		;;;;;;;; 127,540
Principal Financial Group, Inc.			;;;;;;;;;;;;;;;; 4,154		;;;;;;;; 231,461
Weingarten Realty Investors			;;;;;;;;;;;;;;;; 7,000		;;;;;;;; 241,080
					;;;;; 1,430,421
INSURANCE --	3.80%
Allstate Corp. (The)			;;;;;;;;;;;;;;;; 2,427		;;;;;;;; 116,642
Aspen Insurance Holdings Ltd.			;;;;;;;;;;;;;;;; 4,500		;;;;;;;; 118,710
Prudential Financial, Inc.			;;;;;;;;;;;;;;;; 2,950		;;;;;;;; 230,837
RenaissanceRe Holdings Ltd.			;;;;;;;;;;;;;;;; 2,275		;;;;;;;; 118,095
Travelers Companies, Inc. (The)			;;;;;;;;;;;;;;;; 4,393		;;;;;;;; 210,205
					;;;;;;;; 794,489
REAL ESTATE INVESTMENT TRUSTS --	5.58%
BRE Properties, Inc.;;			;;;;;;;;;;;;;;;; 1,750		;;;;;;;;; 79,730
Duke Realty Corp.			;;;;;;;;;;;;;;;; 2,650		;;;;;;;;; 60,446
General Growth Properties, Inc.			;;;;;;;;;;;;;;;; 2,050		;;;;;;;;; 78,249
HCP, Inc.			;;;;;;;;;;;;;;;; 6,900		;;;;;;;; 233,289
Health Care REIT, Inc.			;;;;;;;;;;;;;;;; 2,400		;;;;;;;; 108,312
Hospitality Properties Trust			;;;;;;;;;;;;;;;; 2,500		;;;;;;;;; 85,050
Liberty Property Trust			;;;;;;;;;;;;;;;; 2,400		;;;;;;;;; 74,664
Mack-Cali Realty Corp.;			;;;;;;;;;;;;;;;; 5,000		;;;;;;;; 178,550
National Retail Properties Inc.			;;;;;;;;;;;;;;;; 3,000		;;;;;;;;; 66,150
Plum Creek Timber Co., Inc.			;;;;;;;;;;;;;;;; 3,000		;;;;;;;; 122,100
ProLogis			;;;;;;;;;;;;;;;; 1,350		;;;;;;;;; 79,461
					;;;;;1,166,001

		TOTAL FINANCIALS --	25.18%		;;;;; 5,264,385

HEALTH CARE --;
BIOTECHNOLOGY --	0.81%
Genzyme Corp. *			;;;;;;;;;;;;;;;;;; 950		;;;;;;;;; 70,813
Gilead Sciences, Inc. *			;;;;;;;;;;;;;;;; 1,900		;;;;;;;;; 97,907
					;;;;;;;; 168,720
HEALTH CARE PROVIDERS & SERVICES --	0.73%
DaVita, Inc. *			;;;;;;;;;;;;;;;; 1,025		;;;;;;;;; 48,957
LTC Properties, Inc.			;;;;;;;;;;;;;;;; 4,000		;;;;;;;; 102,840
					;;;;;;;; 151,797
HEALTH EQUIPMENT & SUPPLIES --	0.31%
Advanced Medical Optics, Inc. *			;;;;;;;;;;;;;;;; 1,125		;;;;;;;;; 22,837
Covidien Ltd.			;;;;;;;;;;;;;;;;;; 975		;;;;;;;;; 43,144
					;;;;;;;;; 65,981
PHARMACEUTICALS --	7.58%
Abbott Laboratories			;;;;;;;;;;;;;;;; 4,300		;;;;;;;; 237,145
Eli Lilly and Co.			;;;;;;;;;;;;;;;; 4,150		;;;;;;;; 214,098
Johnson & Johnson			;;;;;;;;;;;;;;;; 6,000		;;;;;;;; 389,220
Merck & Co. Inc.			;;;;;;;;;;;;;;;; 5,500		;;;;;;;; 208,725
Pfizer Inc.			;;;;;;;;;;;;;; 16,481		;;;;;;;; 344,947
Wyeth			;;;;;;;;;;;;;;;; 4,575		;;;;;;;; 191,052
					;;;;;1,585,187

		TOTAL HEALTH CARE --	9.43%		;;;;; 1,971,685

INDUSTRIALS --;
AEROSPACE & DEFENSE --	1.02%
United Technologies Corp.			;;;;;;;;;;;;;;;; 3,100		;;;;;;;; 213,342

COMMERCIAL SERVICES & SUPPLIES --	1.15%
Deluxe Corp.;			;;;;;;;;;;;;;;;; 3,000		;;;;;;;;; 57,630
Sovran Self Storage, Inc.;			;;;;;;;;;;;;;;;; 3,100		;;;;;;;; 132,401
Standard Register Co. (The)			;;;;;;;;;;;;;;;; 6,500		;;;;;;;;; 50,635
					;;;;;;;; 240,666
ELECTRICAL EQUIPMENT --	0.16%
Tyco Electronics Ltd.			;;;;;;;;;;;;;;;;;; 975		;;;;;;;;; 33,462

INDUSTRIAL CONGLOMERATES --	4.67%
3M Co.			;;;;;;;;;;;;;;;; 1,986		;;;;;;;; 157,192
General Electric Co.			;;;;;;;;;;;;;; 20,956		;;;;;;;; 775,581
Tyco International Ltd.			;;;;;;;;;;;;;;;;;; 975		;;;;;;;;; 42,949
					;;;;;;;; 975,722
MACHINERY --	0.24%
Barnes Group Inc.			;;;;;;;;;;;;;;;; 2,200		;;;;;;;;; 50,490

ROAD & RAIL --	0.68%
Burlington Northern Santa Fe Corp.			;;;;;;;;;;;;;;;; 1,550		;;;;;;;; 142,941

TRANSPORTATION --	0.25%
Seaspan Corp.;			;;;;;;;;;;;;;;;; 1,800		;;;;;;;;; 51,282
					;
		TOTAL INDUSTRIALS --	8.17%		;;;;; 1,707,905

INFORMATION TECHNOLOGY --;
COMMUNICATIONS EQUIPMENT --	1.09%
Harris Corp.			;;;;;;;;;;;;;;;; 2,700		;;;;;;;; 131,031
Motorola, Inc.			;;;;;;;;;;;;;;;; 4,700		;;;;;;;;; 43,710
Nokia Oyj ADR			;;;;;;;;;;;;;;;; 1,700		;;;;;;;;; 54,111
					;;;;;;;; 228,852
COMPUTERS & PERIPHERALS --	0.93%
Diebold, Inc.			;;;;;;;;;;;;;;;; 2,025		;;;;;;;;; 76,039
International Business Machines Corp.			;;;;;;;;;;;;;;;; 1,025		;;;;;;;; 118,018
					;;;;;;;; 194,057

INTERNET SOFTWARE & SERVICES --	0.18%
StarTek, Inc.;			;;;;;;;;;;;;;;;; 4,000		;;;;;;;;; 36,840

OFFICE ELECTRONICS --	0.31%
Pitney Bowes Inc.			;;;;;;;;;;;;;;;; 1,875		;;;;;;;;; 65,662

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --	1.11%
Intel Corp.			;;;;;;;;;;;;;;;; 8,375		;;;;;;;; 177,382
Linear Technology Corp.			;;;;;;;;;;;;;;;; 1,775		;;;;;;;;; 54,475
					;;;;;;;; 231,857
SOFTWARE --	1.41%
Microsoft Corp.			;;;;;;;;;;;;;; 10,375		;;;;;;;; 294,443

		TOTAL INFORMATION TECHNOLOGY --	5.03%		;;;;; 1,051,711

MATERIALS --;
CHEMICALS --	1.36%
Dow Chemical Co. (The)			;;;;;;;;;;;;;;;; 3,088		;;;;;;;; 113,792
E. I. du Pont de Nemours and Co.			;;;;;;;;;;;;;;;; 2,096		;;;;;;;;; 98,009
PPG Industries, Inc.			;;;;;;;;;;;;;;;; 1,215		;;;;;;;;; 73,520
					;;;;;;;; 285,321
METALS & MINING --	0.59%
Alcoa Inc.			;;;;;;;;;;;;;;;; 3,420		;;;;;;;; 123,325

PAPER & FOREST PRODUCTS --	1.06%
International Paper Co.			;;;;;;;;;;;;;;;; 1,600		;;;;;;;;; 43,520
Potlatch Corp.;			;;;;;;;;;;;;;;;; 4,300		;;;;;;;; 177,461
					;;;;;;;;220,981

		TOTAL MATERIALS --	3.01%		;;;;;;;; 629,627

TELECOMMUNICATION SERVICES --;
DIVERSIFIED TELECOMMUNICATION SERVICES --	6.78%
AT&T Inc.			;;;;;;;;;;;;;; 12,093		;;;;;;;; 463,162
Citizens Communications Co.			;;;;;;;;;;;;;; 34,000		;;;;;;;; 356,660
FairPoint Communications, Inc.			;;;;;;;;;;;;;; 15,000		;;;;;;;; 135,300
Verizon Communications Inc.			;;;;;;;;;;;;;;;; 9,969		;;;;;;;; 363,370
Windstream Corp.			;;;;;;;;;;;;;;;; 8,225		;;;;;;;;; 98,289
					;;;;;1,416,781

		TOTAL TELECOMMUNICATION SERVICES --	6.78%		;;;;; 1,416,781

UTILITIES --;
ELECTRIC UTILITIES --	6.79%
Ameren Corp.			;;;;;;;;;;;;;;;; 3,088		;;;;;;;; 135,995
Consolidated Edison, Inc.			;;;;;;;;;;;;;;;; 4,300		;;;;;;;; 170,710
DTE Energy Co.			;;;;;;;;;;;;;;;; 5,200		;;;;;;;; 202,228
Duke Energy Co.			;;;;;;;;;;;;;;;; 7,500		;;;;;;;; 133,875
Integrys Energy Group, Inc.			;;;;;;;;;;;;;;;; 4,900		;;;;;;;; 228,536
Pinnacle West Capital Corp.			;;;;;;;;;;;;;;;; 5,400		;;;;;;;; 189,432
Progress Energy, Inc.;			;;;;;;;;;;;;;;;; 5,200		;;;;;;;; 216,840
Southern Co.;			;;;;;;;;;;;;;;;; 1,875		;;;;;;;;; 66,769
Xcel Energy, Inc.			;;;;;;;;;;;;;;;; 3,800		;;;;;;;;; 75,810
					;;;;; 1,420,195
GAS UTILITIES --	1.78%
Nicor Inc.			;;;;;;;;;;;;;;;; 5,500		;;;;;;;; 184,305
NiSource Inc.			;;;;;;;;;;;;;; 10,900		;;;;;;;; 187,916
					;;;;;;;;372,221

		TOTAL UTILITIES --	8.57%		;;;;; 1,792,416

		TOTAL COMMON STOCK --	98.43%
			;(Cost $19,557,617);		;;; 20,577,781

COMMERCIAL PAPER			;Face;
			;Amount;
CONSUMER STAPLES --
FOOD PRODUCTS --	1.19%
Kraft Foods Inc., 3.06% , 04/03/08			;$;;;;;;;;;250,000		;;;;;;;; 249,958

		TOTAL ENERGY --	1.19%		;;;;;;;; 249,958

		TOTAL COMMERCIAL PAPER --	1.19%
			;(Cost $249,958);		;;;;;;;; 249,958

		TOTAL INVESTMENTS --	99.62%
			;(Cost $19,807,575);		;;; 20,827,739

		CASH AND OTHER ASSETS, LESS LIABILITIES --	0.38%		;;;;;;;;; 78,728
					;
		NET ASSETS --	100.00%		;$ 20,906,467

* - Non-income producing security

Note to Schedule of Investments

(a) Non-voting shares

ABBREVIATIONS
ADR -;American Depositary Receipt

See notes to quarterly schedule of portfolio holdings.;

AMERICAN NATIONAL BALANCED PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	March 31, 2008			;	;(Unaudited);

BALANCED PORTFOLIO

COMMON STOCK			;Shares;		;Value;

CONSUMER DISCRETIONARY --;
AUTOMOBILES --	0.25%
PACCAR Inc.			;;;;;;;;;;;;;;;; 1,125		;$;;;;;;;50,625

HOTELS, RESTAURANTS & LEISURE --	1.13%
Host Hotels & Resorts Inc.			;;;;;;;;;;;;;;;; 1,164		;;;;;;;;; 18,531
McDonald's Corp.			;;;;;;;;;;;;;;;; 1,800		;;;;;;;; 100,386
Starwood Hotels & Resorts Worldwide, Inc.			;;;;;;;;;;;;;;;; 1,902		;;;;;;;;; 98,429
Wyndham Worldwide Corp. *			;;;;;;;;;;;;;;;;;; 645		;;;;;;;;; 13,339
					;;;;;;;; 230,685
HOUSEHOLD DURABLES --	0.78%
Newell Rubbermaid Inc.			;;;;;;;;;;;;;;;; 2,425		;;;;;;;;; 55,460
Stanley Works (The)			;;;;;;;;;;;;;;;; 2,150		;;;;;;;; 102,383
					;;;;;;;; 157,843
LEISURE EQUIPMENT & PRODUCTS --	0.13%
Eastman Kodak Co.			;;;;;;;;;;;;;;;; 1,450		;;;;;;;;; 25,621

MEDIA --	1.39%
CBS Corp. (Class B)			;;;;;;;;;;;;;;;; 1,266		;;;;;;;;; 27,953
Time Warner Inc.;			;;;;;;;;;;;;;;;; 4,041		;;;;;;;;; 56,655
Viacom Inc. (Class B) *			;;;;;;;;;;;;;;;; 1,250		;;;;;;;;; 49,525
Walt Disney Co. (The);			;;;;;;;;;;;;;;;; 4,750		;;;;;;;; 149,055
					;;;;;;;; 283,188
MULTILINE RETAIL --	1.01%
Kohl's Corp. *			;;;;;;;;;;;;;;;;;; 625		;;;;;;;;; 26,806
J.C. Penney Co., Inc.			;;;;;;;;;;;;;;;; 1,418		;;;;;;;;; 53,473
Target Corp.			;;;;;;;;;;;;;;;; 2,450		;;;;;;;; 124,166
					;;;;;;;; 204,445
SPECIALTY RETAIL --	1.53%
Best Buy Co., Inc.			;;;;;;;;;;;;;;;; 1,925		;;;;;;;;; 79,810
Limited Brands, Inc.			;;;;;;;;;;;;;;;; 4,900		;;;;;;;;; 83,790
Lowe's Companies, Inc.			;;;;;;;;;;;;;;;; 3,750		;;;;;;;;; 86,025
TJX Companies, Inc. (The);			;;;;;;;;;;;;;;;; 1,875		;;;;;;;;; 62,006
					;;;;;;;; 311,631

		TOTAL CONSUMER DISCRETIONARY --	6.22%		;;;;; 1,264,038

CONSUMER STAPLES --;
BEVERAGES --	1.51%
Coca-Cola Co. (The)			;;;;;;;;;;;;;;;; 2,732		;;;;;;;; 166,297
International Flavors & Fragrances Inc.			;;;;;;;;;;;;;;;;;; 570		;;;;;;;;; 25,108
PepsiCo, Inc.			;;;;;;;;;;;;;;;; 1,600		;;;;;;;; 115,520
					;;;;;;;; 306,925
FOOD PRODUCTS --	1.69%
Bunge Limited			;;;;;;;;;;;;;;;;;; 850		;;;;;;;;; 73,848
H.J. Heinz Co.			;;;;;;;;;;;;;;;; 1,307		;;;;;;;;; 61,390
McCormick & Co., Inc. (b)			;;;;;;;;;;;;;;;; 2,615		;;;;;;;;; 96,677
Sensient Technologies Corp.			;;;;;;;;;;;;;;;; 3,800		;;;;;;;; 112,062
					;;;;;;;; 343,977
FOOD & STAPLES RETAILING --	1.15%
SUPERVALU INC.			;;;;;;;;;;;;;;;; 2,200		;;;;;;;;; 65,956
Wal-Mart Stores, Inc.			;;;;;;;;;;;;;;;; 3,175		;;;;;;;; 167,259
					;;;;;;;; 233,215
HOUSEHOLD PRODUCTS --	1.51%
Kimberly-Clark Corp.			;;;;;;;;;;;;;;;; 1,187		;;;;;;;;; 76,621
Procter & Gamble Co. (The)			;;;;;;;;;;;;;;;; 3,300		;;;;;;;; 231,231
					;;;;;;;; 307,852
PERSONAL PRODUCTS --	0.88%
Alberto-Culver Co.			;;;;;;;;;;;;;;;; 1,125		;;;;;;;;; 30,836
Avon Products, Inc.			;;;;;;;;;;;;;;;; 1,900		;;;;;;;;; 75,126
Colgate-Palmolive Co.			;;;;;;;;;;;;;;;;;; 925		;;;;;;;;; 72,067
					;;;;;;;; 178,029

		TOTAL CONSUMER STAPLES; --	6.74%		;;;;; 1,369,998

ENERGY --;
ENERGY EQUIPMENT & SERVICES --	1.22%
Schlumberger Ltd.			;;;;;;;;;;;;;;;; 1,463		;;;;;;;; 127,281
Weatherford International Ltd. *;			;;;;;;;;;;;;;;;; 1,662		;;;;;;;; 120,445
					;;;;;;;; 247,726
OIL, GAS & CONSUMABLE FUELS --	5.22%
Anadarko Petroleum Corp.			;;;;;;;;;;;;;;;; 1,664		;;;;;;;; 104,882
BP PLC ADR			;;;;;;;;;;;;;;;; 2,410		;;;;;;;; 146,166
Chevron Corp.			;;;;;;;;;;;;;;;; 3,607		;;;;;;;; 307,894
Exxon Mobil Corp.			;;;;;;;;;;;;;;;; 5,938		;;;;;;;; 502,236
					;;;;;1,061,178

		TOTAL ENERGY --	6.44%		;;;;; 1,308,904

FINANCIALS --;
COMMERCIAL BANKS --	3.21%
Bank of America Corp.			;;;;;;;;;;;;;;;; 5,000		;;;;;;;; 189,550
PNC Financial Services Group, Inc.			;;;;;;;;;;;;;;;; 2,850		;;;;;;;; 186,875
U.S. Bancorp			;;;;;;;;;;;;;;;; 3,800		;;;;;;;; 122,968
Wachovia Corp.			;;;;;;;;;;;;;;;; 1,781		;;;;;;;;; 48,087
Wells Fargo & Co.			;;;;;;;;;;;;;;;; 3,562		;;;;;;;; 103,654
					;;;;;;;; 651,134
DIVERSIFIED FINANCIAL SERVICES --	3.58%
Allied Capital Corp.			;;;;;;;;;;;;;;;; 1,775		;;;;;;;;; 32,713
Bear Stearns Companies Inc. (The)			;;;;;;;;;;;;;;;;;; 475		;;;;;;;;;;; 4,983
Charles Schwab Corp. (The)			;;;;;;;;;;;;;;;; 3,575		;;;;;;;;; 67,317
Citigroup Inc.			;;;;;;;;;;;;;;;; 6,533		;;;;;;;; 139,937
Discover Financial Services;			;;;;;;;;;;;;;;;; 1,900		;;;;;;;;; 31,103
Federal Home Loan Mortgage Corp. Gtd. Mtg. Cert.			;;;;;;;;;;;;;;;; 1,901		;;;;;;;;; 48,133
Goldman Sachs Group, Inc. (The)			;;;;;;;;;;;;;;;;;; 475		;;;;;;;;; 78,560
JPMorgan Chase & Co.			;;;;;;;;;;;;;;;; 1,325		;;;;;;;;; 56,909
Morgan Stanley			;;;;;;;;;;;;;;;; 2,732		;;;;;;;; 124,852
National Financial Partners Corp.			;;;;;;;;;;;;;;;;;; 800		;;;;;;;;; 17,976
Principal Financial Group, Inc.			;;;;;;;;;;;;;;;; 2,250		;;;;;;;; 125,370
					;;;;;;;; 727,853
INSURANCE --	3.04%
Allstate Corp. (The)			;;;;;;;;;;;;;;;;;; 951		;;;;;;;;; 45,705
American International Group, Inc.			;;;;;;;;;;;;;;;; 2,587		;;;;;;;; 111,888
Aspen Insurance Holdings Ltd.			;;;;;;;;;;;;;;;; 2,425		;;;;;;;;; 63,972
Genworth Financial Inc. (Class A)			;;;;;;;;;;;;;;;; 2,800		;;;;;;;;; 63,392
Prudential Financial, Inc.;			;;;;;;;;;;;;;;;; 2,137		;;;;;;;; 167,220
RenaissanceRe Holdings Ltd.			;;;;;;;;;;;;;;;; 1,050		;;;;;;;;; 54,506
Travelers Companies, Inc. (The)			;;;;;;;;;;;;;;;; 2,301		;;;;;;;; 110,103
					;;;;;;;;616,786

		TOTAL FINANCIALS --	9.83%		;;;;; 1,995,773

HEALTH CARE --;
BIOTECHNOLOGY --	0.47%
Amgen Inc. *;			;;;;;;;;;;;;;;;;;; 600		;;;;;;;;; 25,068
Genzyme Corp. *			;;;;;;;;;;;;;;;;;; 400		;;;;;;;;; 29,816
Gilead Sciences, Inc. *			;;;;;;;;;;;;;;;;;; 800		;;;;;;;;; 41,224
					;;;;;;;;; 96,108
HEALTH CARE PROVIDERS & SERVICES --	0.78%
DaVita, Inc. *			;;;;;;;;;;;;;;;;;; 575		;;;;;;;;; 27,462
Patterson Companies Inc. *;			;;;;;;;;;;;;;;;; 1,400		;;;;;;;;; 50,820
UnitedHealth Group Inc.			;;;;;;;;;;;;;;;; 1,200		;;;;;;;;; 41,232
Wellpoint Inc.*			;;;;;;;;;;;;;;;;;; 900		;;;;;;;;; 39,717
					;;;;;;;; 159,231
HEALTH EQUIPMENT & SUPPLIES --	0.98%
Advanced Medical Optics, Inc. *			;;;;;;;;;;;;;;;;;; 650		;;;;;;;;; 13,195
Beckman Coulter, Inc.			;;;;;;;;;;;;;;;; 1,070		;;;;;;;;; 69,068
Covidien Ltd.			;;;;;;;;;;;;;;;;;; 575		;;;;;;;;; 25,444
Varian Medical Systems, Inc. *			;;;;;;;;;;;;;;;;;; 900		;;;;;;;;; 42,156
Zimmer Holdings, Inc. *;			;;;;;;;;;;;;;;;;;; 631		;;;;;;;;; 49,130
					;;;;;;;; 198,993
PHARMACEUTICALS --	5.28%
Abbott Laboratories			;;;;;;;;;;;;;;;; 2,500		;;;;;;;; 137,875
Allergan, Inc.			;;;;;;;;;;;;;;;; 1,424		;;;;;;;;; 80,299
Endo Pharmaceuticals Holdings Inc. *			;;;;;;;;;;;;;;;;;; 900		;;;;;;;;; 21,546
Eli Lilly and Co.			;;;;;;;;;;;;;;;; 2,425		;;;;;;;; 125,106
Johnson & Johnson			;;;;;;;;;;;;;;;; 4,395		;;;;;;;; 285,104
Merck & Co. Inc.			;;;;;;;;;;;;;;;; 2,615		;;;;;;;;; 99,239
Pfizer Inc.			;;;;;;;;;;;;;; 10,804		;;;;;;;; 226,128
Wyeth			;;;;;;;;;;;;;;;; 2,300		;;;;;;;;; 96,048
					;;;;;1,071,345

		TOTAL HEALTH CARE --	7.51%		;;;;; 1,525,677

INDUSTRIALS --;
AEROSPACE & DEFENSE --	1.26%
General Dynamics Corp.;			;;;;;;;;;;;;;;;;;; 825		;;;;;;;;; 68,780
Goodrich Corp.			;;;;;;;;;;;;;;;;;; 945		;;;;;;;;; 54,347
L-3 Communications Holdings, Inc.;			;;;;;;;;;;;;;;;;;; 400		;;;;;;;;; 43,736
Northrop Grumman Corp.;			;;;;;;;;;;;;;;;;;; 600		;;;;;;;;; 46,686
Rockwell Collins, Inc.			;;;;;;;;;;;;;;;;;; 725		;;;;;;;;; 41,434
					;;;;;;;; 254,983
AIR FREIGHT & LOGISTICS --	0.25%
FedEx Corp.			;;;;;;;;;;;;;;;;;; 550		;;;;;;;;; 50,968

COMMERCIAL SERVICES & SUPPLIES --	0.01%
Avis Budget Group, Inc. *			;;;;;;;;;;;;;;;;;; 230		;;;;;;;;;;; 2,443

ELECTRICAL EQUIPMENT --	0.10%
Tyco Electronics Ltd.			;;;;;;;;;;;;;;;;;; 575		;;;;;;;;; 19,734

INDUSTRIAL CONGLOMERATES --	2.40%
3M Co.			;;;;;;;;;;;;;;;; 1,100		;;;;;;;;; 87,065
General Electric Co.			;;;;;;;;;;;;;; 10,125		;;;;;;;; 374,726
Tyco International Ltd.			;;;;;;;;;;;;;;;;;; 575		;;;;;;;;; 25,329
					;;;;;;;; 487,120
MACHINERY --	1.80%
Barnes Group Inc.			;;;;;;;;;;;;;;;; 1,200		;;;;;;;;; 27,540
Caterpillar Inc.;			;;;;;;;;;;;;;;;;;; 500		;;;;;;;;; 39,145
Danaher Corp.			;;;;;;;;;;;;;;;;;; 875		;;;;;;;;; 66,526
Dover Corp.;			;;;;;;;;;;;;;;;;;; 800		;;;;;;;;; 33,424
Eaton Corp.;			;;;;;;;;;;;;;;;;;; 500		;;;;;;;;; 39,835
Illinois Tool Works Inc.			;;;;;;;;;;;;;;;; 1,125		;;;;;;;;; 54,259
Ingersoll-Rand Co. Ltd. (Class A)			;;;;;;;;;;;;;;;; 1,200		;;;;;;;;; 53,496
Parker Hannifin Corp.;			;;;;;;;;;;;;;;;;;; 750		;;;;;;;;; 51,952
					;;;;;;;; 366,177
ROAD & RAIL --	0.32%
Burlington Northern Santa Fe Corp.			;;;;;;;;;;;;;;;;;; 700		;;;;;;;;; 64,554

TRANSPORTATION --	0.14%
Seaspan Corp.			;;;;;;;;;;;;;;;; 1,025		;;;;;;;;; 29,202

TRANSPORTATION INFRASTRUCTURE --	0.24%
Ryder System, Inc.;			;;;;;;;;;;;;;;;;;; 800		;;;;;;;;; 48,728

		TOTAL INDUSTRIALS --	6.52%		;;;;; 1,323,909

INFORMATION TECHNOLOGY --;
COMMUNICATIONS EQUIPMENT --	2.30%
Arris Group Inc. *			;;;;;;;;;;;;;;;; 3,900		;;;;;;;;; 22,698
Cisco Systems, Inc. *			;;;;;;;;;;;;;;;; 6,200		;;;;;;;; 149,358
Harris Corp.			;;;;;;;;;;;;;;;; 1,450		;;;;;;;;; 70,369
Motorola, Inc.			;;;;;;;;;;;;;;;; 3,900		;;;;;;;;; 36,270
Nokia Oyj ADR			;;;;;;;;;;;;;;;; 3,087		;;;;;;;;; 98,259
QUALCOMM Inc.			;;;;;;;;;;;;;;;; 2,200		;;;;;;;;; 90,200
					;;;;;;;; 467,154

COMPUTER & PERIPHERALS --	2.04%
Dell Inc. *;			;;;;;;;;;;;;;;;; 5,907		;;;;;;;; 117,667
EMC Corp.			;;;;;;;;;;;;;;;; 5,000		;;;;;;;;; 71,700
Electronics for Imaging, Inc. *			;;;;;;;;;;;;;;;; 1,000		;;;;;;;;; 14,920
Hewlett-Packard Co.			;;;;;;;;;;;;;;;; 3,210		;;;;;;;; 146,569
International Business Machines Corp.			;;;;;;;;;;;;;;;;;; 550		;;;;;;;;; 63,327
					;;;;;;;; 414,183
ELECTRONIC EQUIPMENT & INSTRUMENTS --	0.18%
Agilent Technologies, Inc. *			;;;;;;;;;;;;;;;; 1,200		;;;;;;;;; 35,796

IT SERVICES --	0.11%
Global Payments Inc.			;;;;;;;;;;;;;;;;;; 550		;;;;;;;;; 22,748

INTERNET SOFTWARE & SERVICES --	0.15%
Akamai Technologies, Inc. *			;;;;;;;;;;;;;;;; 1,075		;;;;;;;;; 30,272

OFFICE ELECTRONICS --	0.18%
Pitney Bowes Inc.			;;;;;;;;;;;;;;;; 1,025		;;;;;;;;; 35,896

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --	1.07%
Intel Corp.			;;;;;;;;;;;;;;;; 6,057		;;;;;;;; 128,287
Linear Technology Corp.			;;;;;;;;;;;;;;;; 1,100		;;;;;;;;; 33,759
Texas Instruments Inc.			;;;;;;;;;;;;;;;; 2,000		;;;;;;;;; 56,540
					;;;;;;;; 218,586
SOFTWARE --	2.23%
Electronic Arts Inc. *;			;;;;;;;;;;;;;;;;;; 714		;;;;;;;;; 35,643
Microsoft Corp.;			;;;;;;;;;;;;;; 11,282		;;;;;;;; 320,183
Oracle Corp. *			;;;;;;;;;;;;;;;; 4,988		;;;;;;;;; 97,565
					;;;;;;;;453,391

		TOTAL INFORMATION TECHNOLOGY --	8.26%		;;;;; 1,678,026

MATERIALS --;
CHEMICALS --	0.51%
Dow Chemical Co. (The)			;;;;;;;;;;;;;;;; 1,000		;;;;;;;;; 36,850
Eastman Chemical Co.			;;;;;;;;;;;;;;;;;; 300		;;;;;;;;; 18,735
PPG Industries, Inc.			;;;;;;;;;;;;;;;;;; 413		;;;;;;;;; 24,991
Sigma-Aldrich Corp.			;;;;;;;;;;;;;;;;;; 400		;;;;;;;;; 23,860
					;;;;;;;; 104,436
CONTAINERS & PACKAGING --	0.07%
Ball Corp.;			;;;;;;;;;;;;;;;;;; 300		;;;;;;;;; 13,782

METALS & MINING --	0.39%
Freeport-McMoRan Copper & Gold, Inc.			;;;;;;;;;;;;;;;;;; 134		;;;;;;;;; 12,893
Nucor Corp.			;;;;;;;;;;;;;;;;;; 600		;;;;;;;;; 40,644
United States Steel Corp.;			;;;;;;;;;;;;;;;;;; 200		;;;;;;;;; 25,374
					;;;;;;;;; 78,911
PAPER & FOREST PRODUCTS --	0.22%
International Paper Co.			;;;;;;;;;;;;;;;;;; 900		;;;;;;;;; 24,480
Louisiana-Pacific Corp.;			;;;;;;;;;;;;;;;;;; 650		;;;;;;;;;;; 5,967
MeadWestvaco Corp.;			;;;;;;;;;;;;;;;;;; 500		;;;;;;;;; 13,610
					;;;;;;;;;44,057

		TOTAL MATERIALS --	1.19%		;;;;;;;; 241,186

TELECOMMUNICATION SERVICES --;
DIVERSIFIED TELECOMMUNICATION SERVICES --	2.29%
AT&T Inc.			;;;;;;;;;;;;;;;; 6,675		;;;;;;;; 255,652
Sprint Nextel Corp.			;;;;;;;;;;;;;;;; 5,900		;;;;;;;;; 39,471
Verizon Communications Inc.			;;;;;;;;;;;;;;;; 3,200		;;;;;;;; 116,640
Windstream Corp.			;;;;;;;;;;;;;;;; 4,500		;;;;;;;;; 53,775
					;;;;;;;; 465,538
WIRELESS TELECOMMUNICATION SERVICES --	0.35%
Vodafone Group PLC ADR			;;;;;;;;;;;;;;;; 2,392		;;;;;;;;; 70,588

		TOTAL TELECOMMUNICATION SERVICES --	2.64%		;;;;;;;; 536,126

UTILITIES --;
ELECTRIC UTILITIES --	2.59%
Ameren Corp.			;;;;;;;;;;;;;;;; 1,900		;;;;;;;;; 83,676
CenterPoint Energy, Inc.			;;;;;;;;;;;;;;;; 2,727		;;;;;;;;; 38,914
Constellation Energy Group			;;;;;;;;;;;;;;;; 2,614		;;;;;;;; 230,738
Exelon Corp.			;;;;;;;;;;;;;;;;;; 900		;;;;;;;;; 73,143
Southern Co.;			;;;;;;;;;;;;;;;; 1,900		;;;;;;;;; 67,659
Wisconsin Energy Corp.			;;;;;;;;;;;;;;;;;; 714		;;;;;;;;; 31,409
					;;;;;;;;525,539

		TOTAL UTILITIES --	2.59%		;;;;;;;; 525,539

		TOTAL COMMON STOCK --	57.94%
			;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;(Cost $10,663,189);		;;; 11,769,176

CORPORATE BONDS;;			;Face;
			;Amount;
CONSUMER DISCRETIONARY --;
AUTO COMPONENTS --	0.49%
TRW Inc., 6.30%, 05/15/08 (a)			;$;;;;;;;;;100,000		;;;;;;;; 100,334

AUTOMOBILES --	0.59%
DaimlerChrysler NA Hldg, 7.20%, 09/01/09			;;;;;;;;;;;; 115,000		;;;;;;;; 118,954

		TOTAL CONSUMER DISCRETIONARY --	1.08%		;;;;;;;; 219,288

CONSUMER STAPLES --
PERSONAL PRODUCTS --	1.57%
Avon Products, Inc., 7.15%, 11/15/09			;;;;;;;;;;;; 300,000		;;;;;;;; 317,961

		TOTAL CONSUMER STAPLES --	1.57%		;;;;;;;; 317,961

FINANCIALS --;
COMMERCIAL BANKS --	1.03%
Washington Mutual, Inc., 4.20%, 01/15/10			;;;;;;;;;;;; 250,000		;;;;;;;; 210,000

DIVERSIFIED FINANCIAL SERVICES --	2.75%
General Electric Capital Co., 3.75%, 12/15/09			;;;;;;;;;;;; 200,000		;;;;;;;; 202,306
HSBC Finance Corp., 5.875%, 02/01/09			;;;;;;;;;;;; 250,000		;;;;;;;; 251,875
Weingarten Realty Investors, 7.35%, 07/20/09			;;;;;;;;;;;; 100,000		;;;;;;;; 103,940
					;;;;;;;;558,121

		TOTAL FINANCIALS --	3.78%		;;;;;;;; 768,121

INDUSTRIALS --;
TRANSPORTATION INFRASTRUCTURE --	0.93%
Hertz Corp., 7.40%, 03/01/11			;;;;;;;;;;;; 200,000		;;;;;;;; 189,250

		TOTAL INDUSTRIALS --	0.93%		;;;;;;;; 189,250

		TOTAL CORPORATE BONDS --	7.36%		;;;;; 1,494,620
			(Cost $1,522,985)

U S GOVERNMENT AGENCY SECURITIES;

U S GOVERNMENT AGENCY SECURITIES --;	4.96%
Federal Home Loan Mortgage Corp., 3.06%, 07/15/08 (a)			;;;;;;;;;;;; 500,000		;;;;;;;; 500,910
Federal Home Loan Mortgage Corp., Pool # 360100, 9.00%, 04/01/20			;;;;;;;;;;;;;;;; 1,344		;;;;;;;;;;; 1,488
Federal National Mortgage Assoc., 4.75%, 08/25/08 (a)			;;;;;;;;;;;; 500,000		;;;;;;;; 504,613
					;;;;; 1,007,011
		TOTAL U S GOVERNMENT AGENCY SECURITIES --	4.96%
			;(Cost $997,905);		;;;;; 1,007,011
		TOTAL BONDS AND NOTES --	12.32%
			;(Cost $2,520,890);		;;;;; 2,501,631

COMMERCIAL PAPER

CONSUMER DISCRETIONARY --
AUTOMOBILES --	6.65%
Dollar Thrifty Funding, 3.15%, 04/02/08			;;;;;;;;;;;; 815,000		;;;;;;;; 814,929
PACCAR Inc., 2.17%, 04/08/08			;;;;;;;;;;;; 536,000		;;;;;;;; 535,774
					;;;;;1,350,703

		TOTAL CONSUMER DISCRETIONARY --	6.65%		;;;;; 1,350,703

CONSUMER STAPLES --
FOOD PRODUCTS --	5.03%
Kraft Foods Inc., 3.00%, 04/07/08			;;;;;;;;; 1,022,000		;;;;; 1,021,489

		TOTAL CONSUMER STAPLES --	5.03%		;;;;; 1,021,489

FINANCIALS --
DIVERSIFIED FINANCIALS --	2.99%
Textron Financial Corp., 3.20%, 04/14/08			;;;;;;;;;;;; 609,000		;;;;;;;; 608,295

		TOTAL FINANCIALS --	2.99%		;;;;;;;; 608,295

MATERIALS --
CHEMICALS --	2.52%
PPG Industries, Inc., 2.60%, 04/03/08			;;;;;;;;;;;; 513,000		;;;;;;;; 512,926

METALS & MINING --	3.95%
Alcoa Inc., 3.10%, 04/04/08			;;;;;;;;;;;; 802,000		;;;;;;;; 801,793

		TOTAL MATERIALS --	6.47%		;;;;; 1,314,719

UTILITIES --
ELECTRIC UTILITIES --	9.12%
Hawaiian Electric, Inc., 3.00%, 04/01/08			;;;;;;;;;;;; 861,000		;;;;;;;; 861,000
Idaho Power Co., 3.00%, 04/17/08			;;;;;;;;;;;; 993,000		;;;;;;;; 991,674
					;;;;;1,852,674

		TOTAL UTILITIES --	9.12%		;;;;; 1,852,674

		TOTAL COMMERCIAL PAPER --	30.26%
			;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;(Cost $6,147,880);		;;;;; 6,147,880

		TOTAL INVESTMENTS --	100.52%
			;(Cost $19,331,959);		;;; 20,418,687

		LIABILITIES IN EXCESS OF OTHER ASSETS --	-0.52%		;;;;;;; (105,117)

		NET ASSETS --	100.00%		;$ 20,313,570

* - Non-income producing securities

ABBREVIATIONS
ADR;- American Depositary Receipt

Note to Schedule of Investments

(a) Long term obligations that will mature in less than one year.

(b) Non-voting shares

See notes to quarterly schedule of portfolio holdings.;

AMERICAN NATIONAL MONEY MARKET PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	March 31, 2008			;	;(Unaudited);

MONEY MARKET PORTFOLIO
			Interest/
U S GOVERNMENT AGENCY		Maturity	Stated	Face
SHORT-TERM OBLIGATIONS		Date	Rate(%)	Amount	Value

U S GOVERNMENT AGENCY SECURITIES --	100.21%
Federal Home Loan Bank		04/02/08	2.350	;$;;1,908,000	;$;;1,907,875
Federal Home Loan Bank		04/03/08	2.300	2,073,000	;;;;; 2,072,735
Federal Home Loan Bank		04/04/08	2.180	5,287,000	;;;;; 5,286,038
Federal Home Loan Bank		04/07/08	1.850	4,811,000	;;;;; 4,809,515
Federal Home Loan Bank		04/08/08	2.200	6,075,000	;;;;; 6,072,398
Federal Home Loan Bank		04/09/08	1.720	2,342,000	;;;;; 2,341,104
Federal Home Loan Bank		04/10/08	1.720	2,110,000	;;;;; 2,109,092
Federal Home Loan Bank		04/11/08	2.000	5,192,000	;;;;; 5,189,115
Federal Home Loan Bank		04/15/08	1.850	5,674,000	;;;;; 5,669,917
Federal Home Loan Bank		04/17/08	1.800	4,948,000	;;;;; 4,944,040
Federal Home Loan Bank		04/18/08	2.125	3,636,000	;;;;; 3,632,350
Federal Home Loan Bank		04/23/08	2.120	5,142,000	;;;;; 5,135,336
Federal Home Loan Bank		04/24/08	1.850	3,644,000	;;;;; 3,639,693
Federal Home Loan Mortgage Corp.		04/01/08	2.220	1,579,000	;;;;; 1,579,000
Federal Home Loan Mortgage Corp.		04/14/08	1.850	1,012,000	;;;;; 1,011,324
					;;; 55,399,532

			TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --	100.21%
				;(Cost $55,399,532);	55,399,532
			TOTAL INVESTMENTS --	100.21%
				;(Cost $55,399,532);	;;; 55,399,532
			LIABILITIES IN EXCESS OF OTHER ASSETS --	;(0.21)%	;;;;;;; (116,899)
			NET ASSETS --	100.00%	;$ 55,282,633

See notes to quarterly schedule of portfolio holdings.;

AMERICAN NATIONAL GOVERNMENT BOND PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	March 31, 2008			;	;(Unaudited);

GOVERNMENT BOND PORTFOLIO			Interest/
		Maturity	Stated	;Face;
CORPORATE BONDS		Date	Rate (%)	;Amount;	;Value;

FINANCIALS --;
INSURANCE --	1.38%
21st Century Insurance Group		12/15/13	5.900	;$;;;;;230,000	;$;;;;; 237,619

		TOTAL FINANCIALS --	1.38%		;;;;;;;; 237,619
MATERIALS --;
METALS & MINING --	3.29%
Carpenter Technology Corp.		05/15/13	6.625	;;;;;;;; 500,000	;;;;;;;; 567,779

		TOTAL MATERIALS --	3.29%		;;;;;;;; 567,779

			TOTAL CORPORATE BONDS --	4.67%	;;;;;;;; 805,398
				;(Cost $735,601);

U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES

U S GOVERNMENT AGENCY SECURITIES --	21.33%
Federal Home Loan Mortgage Corp.		03/15/11	5.625	;;;;;;;; 500,000	;;;;;;;; 539,917
Federal Home Loan Mortgage Corp.		07/15/12	5.125	;;;;;;;; 690,000	;;;;;;;; 746,339
Federal National Mortgage Assoc.;		08/15/09	5.375	;;;;;;;; 950,000	;;;;;;;; 989,703
Federal National Mortgage Assoc.;		05/15/11	6.000	;;;;;;;; 750,000	;;;;;;;; 819,956
Federal National Mortgage Assoc.;		10/15/13	4.625	;;;;;;;; 550,000	;;;;;;;; 583,132
					;;;;; 3,679,047

U S GOVERNMENT SECURITIES --	44.57%
U S Treasury Bond		08/15/09	3.500	;;;;;;;; 850,000	;;;;;;;; 872,645
U S Treasury Bond		05/15/17	8.750	;;;;; 1,250,000	;;;;; 1,761,230
U S Treasury Note;		08/31/11	4.625	;;;;; 1,000,000	;;;;; 1,085,938
U S Treasury Note;		09/30/11	4.500	;;;;;;;; 700,000	;;;;;;;; 758,625
U S Treasury Note;		10/31/11	4.625	;;;;;;;; 950,000	;;;;; 1,034,832
U S Treasury Note		11/15/12	4.000	;;;;;;;; 700,000	;;;;;;;; 751,680
U S Treasury Note		08/15/15	4.250	;;;;;;;; 700,000	;;;;;;;; 762,617
U S Treasury Note		02/15/16	4.500	;;;;;;;; 600,000	;;;;;;;; 660,468
					;;;;; 7,688,035

			TOTAL U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES --	65.90%
				;(Cost $10,685,977);	;;; 11,367,082
U S GOVERNMENT AGENCY;
SHORT-TERM OBLIGATIONS

U S GOVERNMENT AGENCY SECURITIES --	28.65%
Federal Home Loan Bank		04/11/08	2.280	;;;;;;;; 725,000	;;;;;;;; 724,540
Federal Home Loan Bank;		04/16/08	1.890	;;;;;;;; 675,000	;;;;;;;; 674,468
Federal Home Loan Bank;		04/18/08	2.130	;;;;;;;; 202,000	;;;;;;;; 201,797
Federal Home Loan Bank;		04/23/08	2.120	;;;;; 1,650,000	;;;;; 1,647,862
Federal Home Loan Bank;		04/25/08	2.155	;;;;; 1,000,000	;;;;;;;; 998,563
Federal National Mortgage Assoc.;		04/01/08	2.220	;;;;;;;; 150,000	;;;;;;;; 150,000
Federal National Mortgage Assoc.;		04/01/08	2.250	;;;;;;;; 110,000	;;;;;;;; 110,000
Federal National Mortgage Assoc.;		04/01/08	2.300	;;;;;;;; 300,000	;;;;;;;; 300,000
Federal National Mortgage Assoc.;		04/29/08	2.000	;;;;;;;; 135,000	;;;;;;;; 134,790
					;;;;; 4,942,020
			TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --	28.65%
				;(Cost $4,942,020);	;;;;; 4,942,020

			TOTAL INVESTMENTS --	99.22%
				;(Cost $16,363,598);	;;; 17,114,500

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.78%	;;;;;;;; 133,771
					;
			NET ASSETS --	100.00%	;$ 17,248,271

Note to Schedule of Investments

See notes to quarterly schedule of portfolio holdings.;

AMERICAN NATIONAL SMALL-CAP/MID-CAP PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	March 31, 2008			;	;(Unaudited);

SMALL-CAP/MID-CAP PORTFOLIO

COMMON STOCK			;Shares;		;Value;

CONSUMER DISCRETIONARY --;
HOUSEHOLD DURABLES	0.66%
Tupperware Brands Corp.			;;;;;;;;;;;;;;;;;; 800		;$;;;;;;;30,944

INTERNET & CATALOG RETAIL --	1.28%
Priceline.com Inc. *			;;;;;;;;;;;;;;;;;; 500		;;;;;;;;; 60,430

LEISURE EQUIPMENT & PRODUCTS --	1.66%
Ctrip.com International Ltd. ADR			;;;;;;;;;;;;;;;;;; 900		;;;;;;;;; 47,718
JAKKS Pacific, Inc. *			;;;;;;;;;;;;;;;; 1,100		;;;;;;;;; 30,327
					;;;;;;;;; 78,045
MEDIA --	0.83%
New Oriental Education & Technology Group, Inc. *			;;;;;;;;;;;;;;;;;; 600		;;;;;;;;; 38,916

SPECIALTY RETAIL --	0.53%
Urban Outfitters, Inc. *			;;;;;;;;;;;;;;;;;; 800		;;;;;;;;; 25,080

		TOTAL CONSUMER DISCRETIONARY --	4.96%		;;;;;;;; 233,415

ENERGY --
ENERGY EQUIPMENT & SERVICES --	5.02%
Clean Energy Fuels Corp. *			;;;;;;;;;;;;;;;; 1,000		;;;;;;;;; 13,360
Helmerich & Payne, Inc.			;;;;;;;;;;;;;;;; 1,900		;;;;;;;;; 89,053
Petroleo Brasileiro SA ADR			;;;;;;;;;;;;;;;;;; 400		;;;;;;;;; 40,844
Ultra Petroleum Corp. *			;;;;;;;;;;;;;;;; 1,200		;;;;;;;;; 93,000
					;;;;;;;; 236,257
OIL & GAS --	7.08%
EOG Resources, Inc.			;;;;;;;;;;;;;;;;;; 600		;;;;;;;;; 72,000
SandRidge Energy, Inc. *			;;;;;;;;;;;;;;;; 2,000		;;;;;;;;; 78,300
Southwestern Energy Co. *			;;;;;;;;;;;;;;;; 2,300		;;;;;;;;; 77,487
XTO Energy, Inc.			;;;;;;;;;;;;;;;; 1,700		;;;;;;;; 105,162
					;;;;;;;;332,949

		TOTAL ENERGY --	12.10%		;;;;;;;; 569,206

FINANCIALS --
COMMERICAL BANKS --	0.92%
People's United Financial Inc.			2,500		43,275

REAL ESTATE INVESTMENT TRUSTS --	4.08%
Annaly Capital Management Inc.			;;;;;;;;;;;;;;;; 4,300		;;;;;;;;; 65,876
Chimera Investment Corp.			;;;;;;;;;;;;;;;; 5,100		;;;;;;;;; 62,730
Gafisa SA ADR			;;;;;;;;;;;;;;;; 1,900		;;;;;;;;; 63,384
					;;;;;;;;191,990

		TOTAL FINANCIALS --	5.00%		;;;;;;;; 235,265

HEALTH CARE --;
BIOTECHNOLOGY --	10.16%
Cepheid, Inc. *			;;;;;;;;;;;;;;;; 1,400		;;;;;;;;; 34,146
Gilead Sciences, Inc. *			;;;;;;;;;;;;;;;; 1,200		;;;;;;;;; 61,836
Illumina, Inc. *			;;;;;;;;;;;;;;;; 1,500		;;;;;;;; 113,850
Invitrogen Corp. *			;;;;;;;;;;;;;;;;;; 800		;;;;;;;;; 68,376
Novo Nordisk A/S ADR			;;;;;;;;;;;;;;;; 1,300		;;;;;;;;; 90,012
PAREXEL International Corp. *			;;;;;;;;;;;;;;;; 3,200		;;;;;;;;; 83,520
United Therapeutics Corp. *			;;;;;;;;;;;;;;;;;; 300		;;;;;;;;; 26,010
					;;;;;;;; 477,750
HEALTH CARE PROVIDERS & SERVICES --	1.76%
Covance Inc. *			;;;;;;;;;;;;;;;; 1,000		;;;;;;;;; 82,970

HEALTH EQUIPMENT & SUPPLIES --	8.87%
Becton, Dickinson & Co.			;;;;;;;;;;;;;;;; 1,100		;;;;;;;;; 94,435
C.R. Bard, Inc.			;;;;;;;;;;;;;;;; 1,200		;;;;;;;; 115,680
Hologic Inc.			;;;;;;;;;;;;;;;;;; 800		;;;;;;;;; 44,480
LifeCell Corp. *			;;;;;;;;;;;;;;;; 2,600		;;;;;;;; 109,278
Meridian Bioscience, Inc.			;;;;;;;;;;;;;;;; 1,600		;;;;;;;;; 53,488
					;;;;;;;; 417,361
PHARMACEUTICALS --	4.10%
Allergan, Inc.			;;;;;;;;;;;;;;;;;; 500		;;;;;;;;; 28,195
Alnylam Pharmaceuticals Inc. *			;;;;;;;;;;;;;;;;;; 700		;;;;;;;;; 17,080
Charles River Laboratories International, Inc. *			;;;;;;;;;;;;;;;; 1,900		;;;;;;;; 111,986
Martek Biosciences Corp. *			;;;;;;;;;;;;;;;;;; 500		;;;;;;;;; 15,285
Millennium Pharmaceuticals, Inc. *			;;;;;;;;;;;;;;;; 1,300		;;;;;;;;; 20,098
					;;;;;;;;192,644

		TOTAL HEALTH CARE --	24.89%		;;;;; 1,170,725

INDUSTRIALS --;
COMMERCIAL SERVICES & SUPPLIES --	8.90%
Clean Harbors, Inc. *			;;;;;;;;;;;;;;;; 1,100		;;;;;;;;; 71,500
K12 Inc.			;;;;;;;;;;;;;;;; 3,900		;;;;;;;;; 76,401
MasterCard, Inc.			;;;;;;;;;;;;;;;;;; 600		;;;;;;;; 133,794
Riskmetrics Group Inc. *			;;;;;;;;;;;;;;;; 1,000		;;;;;;;;; 19,350
Ritchie Bros. Auctioneers Inc.			;;;;;;;;;;;;;;;;;; 800		;;;;;;;;; 65,696
Stericycle, Inc.*			;;;;;;;;;;;;;;;;;; 400		;;;;;;;;; 20,600
Visa Inc.;(Class A)*			;;;;;;;;;;;;;;;;;; 500		;;;;;;;;; 31,180
					;;;;;;;; 418,521
INDUSTRIAL CONGLOMERATES --	0.98%
EnergySolutions Inc.			;;;;;;;;;;;;;;;; 2,000		;;;;;;;;; 45,880

MACHINERY --	7.68%
Bucyrus International, Inc.			;;;;;;;;;;;;;;;; 1,100		;;;;;;;; 111,815
Flowserve Corp.			;;;;;;;;;;;;;;;;;; 700		;;;;;;;;; 73,066
Joy Global Inc.			;;;;;;;;;;;;;;;;;; 900		;;;;;;;;; 58,644
Lindsay Corp.			;;;;;;;;;;;;;;;;;; 600		;;;;;;;;; 61,482
Terex Corp. *			;;;;;;;;;;;;;;;;;; 900		;;;;;;;;; 56,250
					;;;;;;;; 361,257
ROAD & RAIL --	1.07%
CSX Corp.			;;;;;;;;;;;;;;;;;; 900		;;;;;;;;; 50,463

		TOTAL INDUSTRIALS --	18.63%		;;;;;;;; 876,121

INFORMATION TECHNOLOGY --;
COMPUTER & PERIPHERALS --	3.34%
Cree, Inc.*			;;;;;;;;;;;;;;;; 3,000		;;;;;;;;; 83,880
Western Digital Corp. *			;;;;;;;;;;;;;;;; 2,700		;;;;;;;;; 73,008
					;;;;;;;; 156,888
ELECTRONIC EQUIPMENT --	1.45%
American Superconductor Corp. *			;;;;;;;;;;;;;;;; 1,000		;;;;;;;;; 23,190
Itron, Inc. *			;;;;;;;;;;;;;;;;;; 500		;;;;;;;;; 45,115
					;;;;;;;;; 68,305
INTERNET SOFTWARE & SERVICES --	2.06%
Perfect World Co. Ltd. ADR *			;;;;;;;;;;;;;;;; 1,800		;;;;;;;;; 40,878
Research In Motion Ltd. *			;;;;;;;;;;;;;;;;;; 500		;;;;;;;;; 56,115
					;;;;;;;;; 96,993
SOFTWARE --	7.11%
Concur Technologies, Inc. *			;;;;;;;;;;;;;;;; 3,800		;;;;;;;; 117,990
MSCI Inc. (Class A) *			;;;;;;;;;;;;;;;; 2,000		;;;;;;;;; 59,500
Salesforce.com, Inc. *			;;;;;;;;;;;;;;;; 1,700		;;;;;;;;; 98,379
SuccessFactors, Inc. *			;;;;;;;;;;;;;;;; 6,000		;;;;;;;;; 58,560
					;;;;;;;;334,429

		TOTAL INFORMATION TECHNOLOGY --	13.96%		;;;;;;;; 656,615

MATERIALS --
CHEMICALS --	7.63%
Agrium Inc.			;;;;;;;;;;;;;;;; 1,000		;;;;;;;;; 62,110
CF Industries Holdings, Inc.			;;;;;;;;;;;;;;;;;; 800		;;;;;;;;; 82,896
Monsanto Co.			;;;;;;;;;;;;;;;;;; 400		;;;;;;;;; 44,600
Potash Corp. of Saskatchewan Inc.			;;;;;;;;;;;;;;;;;; 300		;;;;;;;;; 46,563
Syngenta AG ADR			;;;;;;;;;;;;;;;; 2,100		;;;;;;;; 122,871
					;;;;;;;; 359,040
CONTAINERS & PACKAGING --	1.68%
Owens-Illinois, Inc. *			1,400		;;;;;;;;; 79,002

METALS & MINING --	9.21%
Cleveland-Cliffs Inc.			900		;;;;;;;; 107,838
Freeport-McMoRan Copper & Gold, Inc.			600		;;;;;;;;; 57,732
Gerdau SA ADR			1,400		;;;;;;;;; 42,798
Goldcorp, Inc.			1,700		;;;;;;;;; 65,875
Mechel ADR			800		;;;;;;;;; 91,032
Nucor Corp.			1,000		;;;;;;;;; 67,740
					;;;;;;;; 433,015

		TOTAL MATERIALS --	18.52%		;;;;;;;; 871,057

TELECOMMUNICATION SERVICES --
DIVERSIFIED TELECOM --	1.12%
Brasil Telecom SA ADR			;;;;;;;;;;;;;;;; 1,600		;;;;;;;;; 52,464

		TOTAL TELECOMMUNICATION SERVICES --	1.12%		;;;;;;;;; 52,464

		TOTAL COMMON STOCK --	99.18%
			;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;(Cost $4,864,000);		;;;;; 4,664,868

		TOTAL INVESTMENTS --	99.18%
			;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;;(Cost $4,864,000);		;;;;; 4,664,868

		CASH AND OTHER ASSETS, LESS LIABILITIES --	0.82%		;;;;;;;;; 38,717

		NET ASSETS --	100.00%		;$;;4,703,585

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

See notes to quarterly schedule of portfolio holdings.;

AMERICAN NATIONAL HIGH YIELD BOND PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	March 31, 2008			;	;(Unaudited);

HIGH YIELD BOND PORTFOLIO

			Interest/
		Maturity	Stated	;Face;
CORPORATE BONDS		Date	Rate (%)	;Amount;	Value

CONSUMER DISCRETIONARY --;
AUTO COMPONENTS --	0.00%
Dura Operating Corp.		05/01/09	9.000	;$;;1,000,000	;$;;;;;;;;1,500

HOTELS, RESTAURANTS & LEISURE --	6.22%
MGM Mirage Inc.		02/27/14	5.875	;;;;; 1,000,000	;;;;;;;; 855,000
Starwood Hotels & Resorts Worldwide, Inc.		05/01/12	7.875	;;;;; 1,000,000	;;;;; 1,044,204
					;;;;; 1,899,204
LEISURE EQUIPMENT & PRODUCTS --	3.05%
Royal Caribbean Cruises Ltd.		12/01/13	6.875	;;;;; 1,000,000	;;;;;;;; 932,326

MEDIA --	5.28%
CCH I LLC;		10/01/15	11.000	;;;;;;;; 863,000	;;;;;;;; 599,785
News America Holdings		10/17/08	7.375	;;;;; 1,000,000	;;;;; 1,013,035
					;;;;;1,612,820

		TOTAL CONSUMER DISCRETIONARY --		14.55%	;;;;; 4,445,850

ENERGY --;
OIL, GAS & CONSUMABLE FUELS --	7.86%
Chesapeake Energy Corp.		01/15/18	6.250	;;;;; 1,000,000	;;;;;;;; 955,000
Enterprise Products Operating LP		08/01/66	8.375	;;;;; 1,000,000	;;;;;;;; 973,360
Pioneer Natural Resource		05/01/18	6.875	;;;;;;;; 500,000	;;;;;;;; 473,745
					;;;;;2,402,105

		TOTAL ENERGY --		7.86%	;;;;; 2,402,105

FINANCIALS --;
DIVERSIFIED FINANCIAL SERVICES --	4.93%
Ford Motor Credit Co. LLC		10/01/08	5.625	;;;;; 1,000,000	;;;;;;;; 983,126
GATX Financial Corp.		06/01/09	8.875	;;;;;;;; 500,000	;;;;;;;; 524,219
					;;;;; 1,507,345
INSURANCE --	4.99%
Liberty Mutual Group (b)		03/15/37	7.000	;;;;;;;; 500,000	;;;;;;;; 447,076
NYMAGIC Inc.		03/15/14	6.500	;;;;; 1,000,000	;;;;; 1,078,233
					;;;;;1,525,309

		TOTAL FINANCIALS --		9.92%	;;;;; 3,032,654

INDUSTRIALS --;
CONSTRUCTION & ENGINEERING --	1.87%
Standard Pacific Corp.		04/15/12	9.250	;;;;; 1,000,000	;;;;;;;; 570,000

MACHINERY --	3.29%
Case New Holland Inc.;		06/01/09	6.000	;;;;; 1,000,000	;;;;; 1,005,000

		TOTAL INDUSTRIALS --		5.16%	;;;;; 1,575,000

INFORMATION TECHNOLOGY --;
ELECTRONIC EQUIPMENT & INSTRUMENTS --	3.13%
Flextronics International Ltd.		05/15/13	6.500	;;;;; 1,000,000	;;;;;;;; 955,000

IT SERVICES --	3.20%
SunGard Data Systems Inc.		01/15/09	3.750	;;;;; 1,000,000	;;;;;;;; 977,500

		TOTAL INFORMATION TECHNOLOGY --		6.33%	;;;;; 1,932,500

MATERIALS --;
CHEMICALS --	3.31%
Nalco Co.		11/15/11	7.750	;;;;; 1,000,000	;;;;; 1,012,500

CONTAINERS & PACKAGING --	3.33%
Ball Corp.		12/15/12	6.875	;;;;; 1,000,000	;;;;; 1,017,500

PAPER & FOREST PRODUCTS --	3.25%
Georgia-Pacific LLC		05/15/11	8.125	;;;;; 1,000,000	;;;;;;;; 992,500

		TOTAL MATERIALS --		9.89%	;;;;; 3,022,500

TELECOMMUNICATION SERVICES --;
WIRELESS TELECOMMUNICATION SERVICES --	2.42%
Nextel Communications Inc.		03/15/14	5.950	;;;;; 1,000,000	;;;;;;;; 740,000

		TOTAL TELECOMMUNICATION SERVICES --		2.42%	;;;;;;;; 740,000

UTILITIES --;
ELECTRIC UTILITIES --	6.16%
AES Corp. (The)		06/01/09	9.500	;;;;; 1,000,000	;;;;; 1,032,000
PPL Capital Funding Inc.		03/30/67	6.700	;;;;; 1,000,000	;;;;;;;; 850,370
					;;;;; 1,882,370
GAS UTILITIES --	3.42%
El Paso Corp.		06/15/12	7.875	;;;;; 1,000,000	;;;;; 1,045,289

		TOTAL UTILITIES --		9.58%	;;;;; 2,927,659

		TOTAL CORPORATE BONDS --		65.71%
				;(Cost $22,496,951);	;;; 20,078,268

U S GOVERNMENT AGENCY
SHORT-TERM OBLIGATIONS

U S GOVERNMENT AGENCY SECURITIES --	31.17%
Federal Home Loan Bank		04/11/08	2.280	;;;;; 1,280,000	;;;;; 1,279,188
Federal Home Loan Bank		04/16/08	1.890	;;;;; 1,100,000	;;;;; 1,099,133
Federal Home Loan Bank		04/23/08	2.120	;;;;; 2,000,000	;;;;; 1,997,408
Federal Home Loan Bank		04/25/08	2.155	;;;;; 1,600,000	;;;;; 1,597,701
Federal Home Loan Mortgage Corp.		04/04/08	2.900	;;;;; 2,450,000	;;;;; 2,449,612
Federal National Mortgage Assoc.;		04/01/08	2.300	;;;;; 1,100,000	;;;;; 1,100,000
					;;;;; 9,523,042
		TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --		31.17%
				;(Cost $9,523,042);	;;;;; 9,523,042

PREFERRED STOCK				;Shares;

FINANCIALS --
DIVERSIFIED FINANCIAL SERVICES --	0.88%
iStar Financial Inc.				;;;;;;;;; 20,000	;$;;;;;268,000

		TOTAL FINANCIALS --		0.88%	;;;;;;;; 268,000

	TOTAL PREFERRED STOCK----			0.88%
				;(Cost $499,000);	;;;;;;;; 268,000

COMMON STOCK

MATERIALS --
PAPER & FOREST PRODUCTS --	0.42%
Tembec Inc. *				;;;;;;;;; 37,500	;;;;;;;; 127,916

		TOTAL MATERIALS --		0.42%	;;;;;;;; 127,916

FINANCIALS --;
DIVERSIFIED FINANCIAL SERVICES --	0.11%
Leucadia National Corp. (a)				;;;;;;;;;;;;;; 752	;;;;;;;;; 34,005

		TOTAL FINANCIALS --		0.11%	;;;;;;;;; 34,005

TELECOMMUNICATION SERVICES --;
DIVERSIFIED TELECOMMUNICATION SERVICES --	0.01%
XO Holdings Inc. (a) *				;;;;;;;;;;; 1,305	;;;;;;;;;;; 1,697

		TOTAL TELECOMMUNICATION SERVICES --		0.01%	;;;;;;;;;;; 1,697

		TOTAL COMMON STOCK --		0.54%
				;; (Cost $1,955,398);	;;;;;;;; 163,618

		TOTAL INVESTMENTS --		98.30%
				;(Cost $34,474,391);	;;; 30,032,928

		CASH AND OTHER ASSETS, LESS LIABILITIES --		1.70%	;;;;;;;; 520,324
					;
		NET ASSETS --		100.00%	;$ 30,553,252

* - Non-income producing securities

Note to Schedule of Investments
(a);Security acquired as part of a unit or in exchange for other securities.

(b);Security is exempt from registration under Rule 144A of the Securities Act of 1933.; These securities may be resold in transactions;
exempt from registration.;At March 31, 2008, the market value of these securities amounted to $447,076, or 1.46% of net assets.

See notes to quarterly schedule of portfolio holdings.;

AMERICAN NATIONAL INTERNATIONAL STOCK PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	March 31, 2008			;	;(Unaudited);

INTERNATIONAL STOCK PORTFOLIO

COMMON STOCK (a)			;Shares;		;Value;

AUSTRALIA --	3.78%
Santos Ltd.;			;;;;;;;;;;;;;;;;;; 900		;$;;;;;;;47,574
Westpac Banking Corp.;			;;;;;;;;;;;;;;;; 2,300		;;;;;;;; 250,309
					;;;;;;;; 297,883
BELGIUM --	0.61%
Delhaize Group			;;;;;;;;;;;;;;;;;; 100		;;;;;;;;;;; 7,865
Fortis;			;;;;;;;;;;;;;;;; 1,600		;;;;;;;;; 40,463
					;;;;;;;;; 48,328
BRAZIL --	2.76%
Aracruz Celulose SA			;;;;;;;;;;;;;;;;;; 250		;;;;;;;;; 17,065
Companhia de Bebidas das Americas (AmBev);			;;;;;;;;;;;;;;;;;; 400		;;;;;;;;; 30,220
Companhia Vale do Rio Doce (VALE);			;;;;;;;;;;;;;;;;;; 700		;;;;;;;;; 24,248
Empresa Brasileira de Aeronautica SA (Embraer);			;;;;;;;;;;;;;;;;;; 500		;;;;;;;;; 19,755
MercadoLibre Inc. *			;;;;;;;;;;;;;;;;;; 450		;;;;;;;;; 17,892
Petroleo Brasileiro SA;			;;;;;;;;;;;;;;;;;; 750		;;;;;;;;; 76,582
Unibanco Uniao de Bancos Brasileiros SA			;;;;;;;;;;;;;;;;;; 275		;;;;;;;;; 32,076
					;;;;;;;; 217,838
CHINA --	0.15%
Suntech Power Holdings Co., Ltd. *			;;;;;;;;;;;;;;;;;; 300		;;;;;;;;; 12,168

DENMARK --	0.88%
Novo Nordisk A/S;			;;;;;;;;;;;;;;;; 1,000		;;;;;;;;; 69,240

FINLAND --	1.74%
Nokia Oyj;			;;;;;;;;;;;;;;;; 4,300		;;;;;;;; 136,869

FRANCE --	6.77%
Alcatel-Lucent;			;;;;;;;;;;;;;;;; 1,500		;;;;;;;;;;; 8,640
Arkema *			;;;;;;;;;;;;;;;;;;;; 65		;;;;;;;;;;; 3,648
Axa			;;;;;;;;;;;;;;;; 2,000		;;;;;;;;; 72,220
France Telecom SA			;;;;;;;;;;;;;;;; 2,800		;;;;;;;;; 94,024
Groupe Danone;			;;;;;;;;;;;;;;;; 2,800		;;;;;;;;; 50,260
Sanofi-Aventis;			;;;;;;;;;;;;;;;; 3,000		;;;;;;;; 112,620
Total SA;			;;;;;;;;;;;;;;;; 2,600		;;;;;;;; 192,426
					;;;;;;;; 533,838
GERMANY --	6.87%
BASF SE			;;;;;;;;;;;;;;;;;; 600		;;;;;;;;; 81,421
DaimlerChrysler AG;			;;;;;;;;;;;;;;;; 1,200		;;;;;;;; 102,660
Deutsche Bank AG			;;;;;;;;;;;;;;;;;; 700		;;;;;;;;; 79,135
Deutsche Telekom AG;			;;;;;;;;;;;;;;;; 5,100		;;;;;;;;; 84,558
SAP AG;			;;;;;;;;;;;;;;;; 1,500		;;;;;;;;; 74,355
Siemens AG;			;;;;;;;;;;;;;;;; 1,100		;;;;;;;; 119,834
					;;;;;;;; 541,963
GREECE --	0.55%
Hellenic Telecommunications Organization SA;			;;;;;;;;;;;;;;;; 3,100		;;;;;;;;; 43,679

HONG KONG --	1.25%
Chartered Semiconductor Manufacturing Ltd. *			;;;;;;;;;;;;;;;;;; 400		;;;;;;;;;;; 2,120
Cheung Kong (Holdings) Ltd.			;;;;;;;;;;;;;;;; 3,100		;;;;;;;;; 44,013
Hutchison Whampoa Ltd.;			;;;;;;;;;;;;;;;; 1,100		;;;;;;;;; 52,047
					;;;;;;;;; 98,180
INDIA --	1.18%
Infosys Technologies Ltd.			;;;;;;;;;;;;;;;; 2,600		;;;;;;;;; 93,002

IRELAND --	0.76%
ICON PLC *			;;;;;;;;;;;;;;;;;; 275		;;;;;;;;; 17,845
Bank of Ireland;			;;;;;;;;;;;;;;;;;; 700		;;;;;;;;; 42,266
					;;;;;;;;; 60,111

ISRAEL --	0.79%
Teva Pharmaceutical Industries Ltd.;			;;;;;;;;;;;;;;;; 1,350		;;;;;;;;; 62,357

ITALY --	2.01%
Eni S.p.A.;			;;;;;;;;;;;;;;;; 1,100		;;;;;;;;; 74,921
Intesa Sanpaolo;			;;;;;;;;;;;;;;;;;; 934		;;;;;;;;; 39,649
Luxottica Group S.p.A.;			;;;;;;;;;;;;;;;;;; 500		;;;;;;;;; 12,580
Telecom Italia S.p.A.;			;;;;;;;;;;;;;;;; 1,500		;;;;;;;;; 31,335
					;;;;;;;; 158,485
JAPAN --	15.02%
CANON INC.;			;;;;;;;;;;;;;;;; 1,800		;;;;;;;;; 83,466
Hitachi, Ltd.;			;;;;;;;;;;;;;;;;;; 700		;;;;;;;;; 41,650
HONDA MOTOR CO., LTD.;			;;;;;;;;;;;;;;;; 4,000		;;;;;;;; 115,240
Kirin Holdings Co., Ltd.;			;;;;;;;;;;;;;;;; 2,100		;;;;;;;;; 39,770
KUBOTA Corp.;			;;;;;;;;;;;;;;;;;; 350		;;;;;;;;; 10,902
Matsushita Electric Industrial Co., Ltd.;			;;;;;;;;;;;;;;;; 5,300		;;;;;;;; 115,063
Millea Holdings, Inc.;			;;;;;;;;;;;;;;;; 1,750		;;;;;;;;; 64,701
Mitsubishi UFJ Financial Group, Inc.;			;;;;;;;;;;;;;; 21,500		;;;;;;;; 187,050
Mitsui & Co., Ltd.;			;;;;;;;;;;;;;;;;;; 100		;;;;;;;;; 41,314
NEC Corp.;			;;;;;;;;;;;;;;;; 4,300		;;;;;;;;; 16,417
Nippon Telegraph and Telephone Corp. (NTT);			;;;;;;;;;;;;;;;; 4,600		;;;;;;;;; 99,728
SONY Corp.;			;;;;;;;;;;;;;;;; 2,100		;;;;;;;;; 84,147
TDK Corp.;			;;;;;;;;;;;;;;;;;; 300		;;;;;;;;; 17,661
Toyota Motor Corp.;			;;;;;;;;;;;;;;;; 2,650		;;;;;;;; 267,359
					;;;;; 1,184,468
LUXEMBOURG --	0.28%
Tenaris SA			;;;;;;;;;;;;;;;;;; 450		;;;;;;;;; 22,433

MEXICO --	2.79%
America Movil SAB de CV			;;;;;;;;;;;;;;;; 1,350		;;;;;;;;; 85,981
Cemex SAB de CV			;;;;;;;;;;;;;;;; 1,150		;;;;;;;;; 30,038
Fomento Economico Mexicano, SAB de CV;			;;;;;;;;;;;;;;;;;; 600		;;;;;;;;; 25,068
Grupo Televisa SA			;;;;;;;;;;;;;;;;;; 775		;;;;;;;;; 18,786
Telefonos de Mexico SAB de CV (Telmex);			;;;;;;;;;;;;;;;; 1,600		;;;;;;;;; 60,160
					;;;;;;;; 220,033
NETHERLANDS --	2.44%
Aegon NV			;;;;;;;;;;;;;;;;;; 900		;;;;;;;;; 13,176
ING Groep NV			;;;;;;;;;;;;;;;; 1,200		;;;;;;;;; 44,844
Koninklijke Ahold NV;			;;;;;;;;;;;;;;;;;; 640		;;;;;;;;;;; 9,533
Koninklijke (Royal) KPN NV;			;;;;;;;;;;;;;;;; 1,300		;;;;;;;;; 21,983
Koninklijke (Royal) Philips Electronics NV			;;;;;;;;;;;;;;;;;; 700		;;;;;;;;; 26,838
Royal Dutch Shell PLC;			;;;;;;;;;;;;;;;; 1,100		;;;;;;;;; 75,878
					;;;;;;;; 192,252
NORWAY --	1.28%
Norsk Hydro ASA;			;;;;;;;;;;;;;;;; 1,500		;;;;;;;;; 21,902
StatoilHydro ASA			;;;;;;;;;;;;;;;; 1,293		;;;;;;;;; 38,622
Telenor ASA;			;;;;;;;;;;;;;;;;;; 700		;;;;;;;;; 40,291
					;;;;;;;; 100,815
PORTUGAL --	0.37%
EDP - Energias de Portugal, SA;			;;;;;;;;;;;;;;;;;; 300		;;;;;;;;; 18,254
Portugal Telecom, SGPS, SA;			;;;;;;;;;;;;;;;;;; 800		;;;;;;;;;;; 9,256
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA			;;;;;;;;;;;;;;;;;; 112		;;;;;;;;;;; 1,333
					;;;;;;;;; 28,843
RUSSIA --	0.52%
LUKOIL			;;;;;;;;;;;;;;;;;; 475		;;;;;;;;; 40,612

SOUTH AFRICA --	0.55%
Sasol;			;;;;;;;;;;;;;;;;;; 900		;;;;;;;;; 43,551

SOUTH KOREA --	0.91%
Kookmin Bank;			;;;;;;;;;;;;;;;;;; 625		;;;;;;;;; 35,031
Shinhan Financial Group Co., Ltd.;			;;;;;;;;;;;;;;;;;; 350		;;;;;;;;; 36,950
					;;;;;;;;; 71,981
SPAIN --	3.57%
Banco Bilbao Vizcaya Argentaria, SA			;;;;;;;;;;;;;;;; 2,500		;;;;;;;;; 54,975
Banco Santander SA			;;;;;;;;;;;;;;;; 4,600		;;;;;;;;; 91,724
Repsol YPF, SA			;;;;;;;;;;;;;;;;;; 900		;;;;;;;;; 30,969
Telefonica SA;			;;;;;;;;;;;;;;;; 1,200		;;;;;;;; 103,812
					;;;;;;;; 281,480
SWEDEN --	1.28%
Telefonaktiebolaget LM Ericsson;			;;;;;;;;;;;;;;;; 3,900		;;;;;;;;; 76,635
Volvo AB;			;;;;;;;;;;;;;;;; 1,625		;;;;;;;;; 24,663
					;;;;;;;; 101,298
SWITZERLAND --	7.12%
ABB Ltd.			;;;;;;;;;;;;;;;; 2,700		;;;;;;;;; 72,684
Nestle SA			;;;;;;;;;;;;;;;; 1,500		;;;;;;;; 188,154
Novartis AG;			;;;;;;;;;;;;;;;; 2,500		;;;;;;;; 128,075
Roche Holding AG;			;;;;;;;;;;;;;;;;;; 600		;;;;;;;;; 56,691
Swisscom AG;			;;;;;;;;;;;;;;;;;; 600		;;;;;;;;; 20,641
Syngenta AG			;;;;;;;;;;;;;;;;;; 650		;;;;;;;;; 38,032
UBS AG			;;;;;;;;;;;;;;;; 2,000		;;;;;;;;; 57,600
					;;;;;;;; 561,877
TAIWAN --	1.06%
Singapore Telecommunications Ltd.;			;;;;;;;;;;;;;;;; 2,565		;;;;;;;;; 72,773
Taiwan Semiconductor Manufacturing Co. Ltd.;			;;;;;;;;;;;;;;;; 1,086		;;;;;;;;; 11,153
					;;;;;;;;; 83,926
UNITED KINGDOM --	16.54%
Acergy SA *			;;;;;;;;;;;;;;;; 2,150		;;;;;;;;; 45,902
AstraZeneca PLC			;;;;;;;;;;;;;;;;;; 900		;;;;;;;;; 34,191
BG Group PLC			;;;;;;;;;;;;;;;; 1,200		;;;;;;;; 139,166
BP PLC;			;;;;;;;;;;;;;;;; 4,425		;;;;;;;; 268,376
BT Group PLC;			;;;;;;;;;;;;;;;; 1,400		;;;;;;;;; 60,340
Barclays PLC;			;;;;;;;;;;;;;;;; 2,700		;;;;;;;;; 97,740
British American Tobacco PLC			;;;;;;;;;;;;;;;;;; 950		;;;;;;;;; 71,962
Cadbury Schweppes PLC;			;;;;;;;;;;;;;;;;;; 900		;;;;;;;;; 39,798
Diageo PLC;			;;;;;;;;;;;;;;;;;; 950		;;;;;;;;; 77,254
GlaxoSmithKline PLC;			;;;;;;;;;;;;;;;; 2,600		;;;;;;;; 110,318
International Power PLC;			;;;;;;;;;;;;;;;;;; 200		;;;;;;;;; 15,821
Rio Tinto PLC;			;;;;;;;;;;;;;;;;;; 300		;;;;;;;; 123,552
Royal Bank of Scotland Group plc *			;;;;;;;;;;;;;;;;;; 296		;;;;;;;;;;; 2,007
Unilever PLC;			;;;;;;;;;;;;;;;; 2,160		;;;;;;;;; 72,835
Vodafone Group PLC;			;;;;;;;;;;;;;;;; 4,112		;;;;;;;; 121,345
WPP Group PLC;			;;;;;;;;;;;;;;;;;; 400		;;;;;;;;; 23,856
					;;;;;1,304,463
		TOTAL COMMON STOCK --	83.83%
			;(Cost $6,388,461);		;;;;; 6,611,973

U S GOVERNMENT AGENCY			;Face;;
SHORT-TERM OBLIGATIONS			;Amount;

U S GOVERNMENT AGENCY SECURITIES --	15.85%
Federal Home Loan Bank, 1.450%, 04/01/08			;$;;;;;;;;;600,000		;;;;;;;; 600,000
Federal Farm Credit Bank Discount Note., 2.000%, 04/04/08			;;;;;;;;;;;; 650,000		;;;;;;;; 649,892
					;;;;;1,249,892
		TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --	15.85%
			;(Cost $1,249,892);		;;;;; 1,249,892

		TOTAL INVESTMENTS --	99.68%
			;(Cost $7,638,353);		;;;;; 7,861,865

		CASH AND OTHER ASSETS, LESS LIABILITIES --	0.32%		;;;;;;;;; 24,866

		NET ASSETS --	100.00%		;$;;7,886,731

* - Non-income producing securities

Note to Schedule of Investments

(a);This portfolio invests primarily in depositary receipts, which include ADRs.;These securities are negotiable U.S. securities that generally represent a non-U.S. company's publicly traded equity and are usually U.S. dollar-denominated.

See notes to quarterly schedule of portfolio holdings.;

AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.
NOTES TO SCHEDULE OF QUARTERLY PORTFOLIO HOLDINGS
March 31, 2008
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The American National Investment Accounts, Inc. (the "Fund") is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended.;The Fund is comprised of the Growth, Equity Income, Balanced, Money Market, Government Bond, Small-Cap/Mid-Cap, High Yield Bond and International Stock Portfolios.

Security Valuation:

Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price.;Other securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors.;Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.;Securities for which market quotations are not readily available are valued as determined by the Board of Directors.;Commercial paper and short-term obligations are stated at amortized cost, which is equivalent to fair value.

Security Transactions and Related Investment Income:

The Fund records security transactions based on trade date.;Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.;Premiums and discounts on securities are amortized, over the lives of the respective securities.;Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

NOTE 2 - COST, PURCHASES AND SALES OF INVESTMENTS
Aggregate purchases and sales of investments for the three months ended March 31, 2008, other than commercial paper and short-term obligations, were as follows:

			Purchases		;Sales;

Growth			;$;;;;;;;;;440,307		;$;;;;;;;11,134
Equity Income			;$;;;;;;;;;891,659		;$;;1,205,307
Balanced			;$;;;;;;;;;751,492		;$;;;;;720,810
Government Bond			;$;;;;;;;;;;;;;;;;;;;;-		;$;;1,500,000
Small-Cap/Mid-Cap			;$;;;;;;;5,299,432		;$;;5,301,085
High Yield Bond			;$;;;;;;;;;;;;;;;;;;;;-		;$;;1,993,917
International Stock			;$;;;;;;;;;328,450		;$;;;;;;;35,279

Gross unrealized appreciation and depreciation as of March 31, 2008, based on the cost for federal income tax purposes is as follows:

			;Net Appreciation;
		Cost	Appreciation	;Depreciation;	;(Depreciation);

Growth		;$;;;;;17,208,268	;$;;;;;;;2,552,831	;$;;1,605,980	$946,851
Equity Income		;$;;;;;19,807,575	;$;;;;;;;3,407,632	;$;;2,387,468	$1,020,164
Balanced		;$;;;;;19,331,959	;$;;;;;;;2,145,355	;$;;1,058,627	$1,086,728
Government Bond		;$;;;;;16,363,598	;$;;;;;;;;;750,913	;$;;;;;;;;;;;;;11	$750,902
Small-Cap/Mid-Cap		;$;;;;;;;4,864,000	;$;;;;;;;;;106,155	;$;;;;;305,287	($199,132)
High Yield Bond		;$;;;;;34,474,391	;$;;;;;;;;;246,981	;$;;4,688,444	($4,441,463)
International Stock		;$;;;;;;;7,638,353	;$;;;;;;;1,517,781	;$;;1,294,269	$223,512

NOTE 3 - FAS 157 DISCLOSURE

In September 2006 the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157").; FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP) and expands disclosures about fair value measurement.; FAS 157 requires funds to classify their assets based on valuation method, using three levels.;Level 1 securities are valued based on quoted prices in active markets that are unadjusted.;Level 2 securities are valued based on external market ("significant observable") inputs, such as quoted prices for similar assets in active markets, quoted prices for identical or similar assets in non-active markets, or inputs derived from or corroborated by observable market data by correlation or other means.;;
They reflect assumptions market participants would use in pricing based on market data obtained from independent sources.; Level 3 securities are valued based on internal ("significant unobservable") inputs that are based on the Funds' own assumptions that market participants would use based on the best information available.;The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.;;

The following tables present the valuation levels of the Funds' securities as of March 31, 2008:

ANIA Growth Portfolio:
			;Investments In Securities;
Valuation Inputs
Level 1 - Quoted Prices			;$;;;;;17,185,225
Level 2 - Significant Observable Inputs			;;;;;;;;;;;; 969,894
Level 3 - Significant Unobservable Inputs			;;;;;;;;;;;;;;;;;;;;;-;;
Total			;$;;;;; 18,155,119

ANIA Equity Income Portfolio:
			;Investments In Securities;
Valuation Inputs
Level 1 - Quoted Prices			;$;;;;;20,577,781
Level 2 - Significant Observable Inputs			;;;;;;;;;;;; 249,958
Level 3 - Significant Unobservable Inputs			;;;;;;;;;;;;;;;;;;;;;-;;
Total			;$;;;;; 20,827,739

ANIA Balanced Portfolio:
			;Investments In Securities;
Valuation Inputs
Level 1 - Quoted Prices			;$;;;;;11,769,176
Level 2 - Significant Observable Inputs			;;;;;;;;; 8,460,261
Level 3 - Significant Unobservable Inputs			;;;;;;;;;;;; 189,250
Total			;$;;;;; 20,418,687

The following table summarizes the portfolio's Level 3 securities during the three months ended March 31, 2008:

Beginning value at 12/31/07			;$;;;;;;;;;193,000
Change in unrealized appreciation (depreciation)			;;;;;;;;;;;;;;; (3,750)
Balance as of 3/31/08			;$;;;;;;;;;189,250

ANIA Money Market Portfolio:
			;Investments In Securities;
Valuation Inputs
Level 1 - Quoted Prices			;;;;;;;;;;;;;;;;;;;;;-;;
Level 2 - Significant Observable Inputs			;$;;;;;55,399,532
Level 3 - Significant Unobservable Inputs			;;;;;;;;;;;;;;;;;;;;;-;;
Total			;$;;;;; 55,399,532

Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.;Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

ANIA Government Bond Portfolio:
			;Investments In Securities;
Valuation Inputs
Level 1 - Quoted Prices			;;;;;;;;;;;;;;;;;;;;;-;;
Level 2 - Significant Observable Inputs			;$;;;;;17,114,500
Level 3 - Significant Unobservable Inputs			;;;;;;;;;;;;;;;;;;;;;-;;
Total			;$;;;;; 17,114,500

ANIA Small-Cap/Mid-Cap Portfolio:
			;Investments In Securities;
Valuation Inputs
Level 1 - Quoted Prices			;$;;;;;;;4,664,868
Level 2 - Significant Observable Inputs			;;;;;;;;;;;;;;;;;;;;;-;;
Level 3 - Significant Unobservable Inputs			;;;;;;;;;;;;;;;;;;;;;-;;
Total			;$;;;;;;; 4,664,868

ANIA High Yield Bond Portfolio:
			;Investments In Securities;
Valuation Inputs
Level 1 - Quoted Prices			;$;;;;;;;;;876,997
Level 2 - Significant Observable Inputs			;;;;;;;; 27,577,734
Level 3 - Significant Unobservable Inputs			;;;;;;;;; 1,578,197
Total			;$;;;;; 30,032,928

The following table summarizes the porfolio's Level 3 securities during the three months ended March 31, 2008:

Beginning value at 12/31/07			;$;;;;;;;1,478,001
Change in unrealized appreciation (depreciation)			;;;;;;;;;;;; 100,196
Balance as of 3/31/08			;$;;;;;;;1,578,197

ANIA International Stock Portfolio:
			;Investments In Securities;
Valuation Inputs
Level 1 - Quoted Prices			;$;;;;;;;6,611,973
Level 2 - Significant Observable Inputs			;;;;;;;;; 1,249,892
Level 3 - -Significant Unobservable Inputs			;;;;;;;;;;;;;;;;;;;;;-;;
Total			;$;;;;;;; 7,861,865

Item 2.;Controls and Procedures

(a);The principal executive officer and the principal financial officer have concluded that the Registrant's disclosure controls and procedures were sufficient to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b);There have been no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.;Exhibits

Certifications of the principal executive officer and the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached.